United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Hermes Insurance Series

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/23

Date of Reporting Period: 12/31/23

Item 1.	Reports to Stockholders

Annual Shareholder Report
December 31, 2023

Share Class	Service

Federated Hermes Government Money Fund II

A Portfolio of Federated Hermes Insurance Series
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2023 through December 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At December 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	26.5%
U.S. Treasury Securities	15.6%
Repurchase Agreements	57.6%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At December 31, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.5%
8-30 Days	2.0%
31-90 Days	6.9%
91-180 Days	5.9%
181 Days or more	7.4%
Other Assets and Liabilities—Net[2]	0.3%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
December 31, 2023
Principal Amount			Value
		GOVERNMENT AGENCIES—26.5%
$ 150,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.440% (SOFR +0.040%), 1/1/2024	$ 150,000
350,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.445% (SOFR +0.045%), 1/1/2024	350,000
325,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.460% (SOFR +0.060%), 1/1/2024	324,997
500,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.475% (SOFR +0.075%), 1/1/2024	499,995
750,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.480% (SOFR +0.080%), 1/1/2024 - 1/2/2024	749,997
400,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.485% (SOFR +0.085%), 1/1/2024	399,998
450,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.490% (SOFR +0.090%), 1/1/2024	450,000
400,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.495% (SOFR +0.095%), 1/1/2024	400,000
750,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.500% (SOFR +0.100%), 1/1/2024	750,000
300,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.505% (SOFR +0.105%), 1/1/2024	300,000
200,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.510% (SOFR +0.110%), 1/1/2024	200,000
300,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.520% (SOFR +0.120%), 1/1/2024	300,000
600,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.530% (SOFR +0.130%), 1/1/2024	599,998
100,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.535% (SOFR +0.135%), 1/1/2024	100,000
125,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.555% (SOFR +0.155%), 1/1/2024	125,000
200,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.560% (SOFR +0.160%), 1/1/2024	200,000
550,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.565% (SOFR +0.165%), 1/1/2024	549,962
100,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.570% (SOFR +0.170%), 1/1/2024	100,000
250,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.575% (SOFR +0.175%), 1/1/2024	250,000
150,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.600% (SOFR +0.200%), 1/1/2024	150,000
1,800,000		Federal Home Loan Bank System Discount Notes, 5.275% - 5.340%, 1/19/2024 - 4/8/2024	1,787,775
700,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.450% (SOFR +0.050%), 1/1/2024	700,000
400,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.470% (SOFR +0.070%), 1/1/2024	400,000
450,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.500% (SOFR +0.100%), 1/1/2024	450,000
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.505% (SOFR +0.105%), 1/1/2024	250,013
200,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.525% (SOFR +0.125%), 1/1/2024	200,000
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.555% (SOFR +0.155%), 1/1/2024	250,020
400,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.560% (SOFR +0.160%), 1/1/2024	400,000
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.610% (SOFR +0.210%), 1/1/2024	250,000
9,475,000		Federal Home Loan Bank System, 4.980% - 5.640%, 1/10/2024 - 1/3/2025	9,474,990
350,000		Federal Home Loan Mortgage Corp., 5.410% - 5.420%, 6/14/2024 - 6/17/2024	350,000
		TOTAL GOVERNMENT AGENCIES	21,462,745
		U.S. TREASURIES—15.6%
	[2]	U.S. Treasury Bills—8.1%
400,000		United States Treasury Bill, 5.135%, 10/31/2024	382,655
330,000		United States Treasury Bill, 5.220%, 4/23/2024	324,593
200,000		United States Treasury Bill, 5.250%, 1/18/2024	199,504
500,000		United States Treasury Bill, 5.250%, 4/16/2024	492,271
350,000		United States Treasury Bill, 5.260%, 3/26/2024	345,653
750,000		United States Treasury Bill, 5.270%, 2/22/2024	744,291
500,000		United States Treasury Bill, 5.275%, 2/13/2024	496,850
370,000		United States Treasury Bill, 5.280%, 1/23/2024	368,806
200,000		United States Treasury Bill, 5.285%, 1/4/2024	199,912
200,000		United States Treasury Bill, 5.285%, 2/8/2024	198,884
400,000		United States Treasury Bill, 5.285%, 2/15/2024	397,357
400,000		United States Treasury Bill, 5.285%, 3/12/2024	395,831
360,000		United States Treasury Bill, 5.320%, 5/2/2024	353,510
500,000		United States Treasury Bill, 5.325%, 4/25/2024	491,495
250,000		United States Treasury Bill, 5.345%, 1/30/2024	248,923
Annual Shareholder Report
2

Principal Amount			Value
		U.S. TREASURIES—continued
	[2]	U.S. Treasury Bills—8.1%
$ 900,000		United States Treasury Bills, 5.285% - 5.335%, 2/27/2024	$ 892,488
		TOTAL	6,533,023
		U.S. Treasury Notes—7.5%
500,000	[1]	United States Treasury Floating Rate Notes, 5.255% (91-day T-Bill -0.075%), 1/3/2024	500,000
750,000	[1]	United States Treasury Floating Rate Notes, 5.315% (91-day T-Bill -0.015%), 1/3/2024	750,025
750,000	[1]	United States Treasury Floating Rate Notes, 5.367% (91-day T-Bill +0.037%), 1/3/2024	749,765
1,200,000	[1]	United States Treasury Floating Rate Notes, 5.455% (91-day T-Bill +0.125%), 1/3/2024	1,199,398
250,000	[1]	United States Treasury Floating Rate Notes, 5.470% (91-day T-Bill +0.140%), 1/3/2024	249,836
850,000	[1]	United States Treasury Floating Rate Notes, 5.499% (91-day T-Bill +0.169%), 1/3/2024	850,126
750,000	[1]	United States Treasury Floating Rate Notes, 5.500% (91-day T-Bill +0.170%), 1/3/2024	749,224
1,050,000	[1]	United States Treasury Floating Rate Notes, 5.530% (91-day T-Bill +0.200%), 1/3/2024	1,050,143
		TOTAL	6,098,517
		TOTAL U.S. TREASURIES	12,631,540
		REPURCHASE AGREEMENTS—57.6%
19,000,000		Interest in $450,000,000 joint repurchase agreement 5.35%, dated 12/29/2023 under which ABN Amro Bank NV, will repurchase securities provided as collateral for $450,267,500 on 1/2/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2054 and the market value of those underlying securities was $460,833,374.	19,000,000
19,000,000		Interest in $300,000,000 joint repurchase agreement 5.35%, dated 12/29/2023 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $300,178,333 on 1/2/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2053 and the market value of those underlying securities was $306,181,900.	19,000,000
6,585,000		Interest in $2,000,000,000 joint repurchase agreement 5.34%, dated 12/29/2023 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $2,001,188,889 on 1/2/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2051 and the market value of those underlying securities was $2,041,210,441.	6,585,000
2,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.34%, dated 12/27/2023 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,005,043,333 on 2/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2053 and the market value of those underlying securities was $1,020,953,385.	2,000,000
		TOTAL REPURCHASE AGREEMENTS	46,585,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (AT AMORTIZED COST)[3]	80,679,285
		OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	234,912
		TOTAL NET ASSETS—100%	$80,914,197

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate(s) at time of purchase.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of December 31, 2023, all investments of the Fund are valued at amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
3

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)[1]	0.044	0.011	0.000[2]	0.002	0.016
Net realized gain (loss)	—	0.001	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.044	0.012	0.000[2]	0.002	0.016
Less Distributions:
Distributions from net investment income	(0.044)	(0.012)	(0.000)[2]	(0.002)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.52%	1.16%	0.00%[4]	0.20%	1.64%
Ratios to Average Net Assets:
Net expenses[5]	0.63%	0.48%	0.07%	0.31%	0.63%
Net investment income	4.43%	1.14%	0.00%[4]	0.18%	1.66%
Expense waiver/reimbursement[6]	0.08%	0.24%	0.66%	0.40%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$80,914	$80,514	$81,245	$90,591	$80,054

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

4	Represents less than 0.01%.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Statement of Assets and Liabilities
December 31, 2023

Assets:
Investment in repurchase agreements	$46,585,000
Investment in securities	34,094,285
Total investment in securities, at amortized cost and fair value	80,679,285
Income receivable	270,455
Receivable for shares sold	427,734
Total Assets	81,377,474
Liabilities:
Payable for investments purchased	396,711
Payable for shares redeemed	23,239
Payable to bank	194
Payable for investment adviser fee (Note 5)	712
Payable for administrative fee (Note 5)	512
Payable for portfolio accounting fees	26,115
Payable for other service fees (Notes 2 and 5)	1,158
Accrued expenses (Note 5)	14,636
Total Liabilities	463,277
Net assets for 80,914,620 shares outstanding	$80,914,197
Net Assets Consist of:
Paid-in capital	$80,914,169
Total distributable earnings (loss)	28
Total Net Assets	$80,914,197
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Service Shares:
$80,914,197 ÷ 80,914,620 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Statement of Operations
Year Ended December 31, 2023

Investment Income:
Interest	$4,031,723
Expenses:
Investment adviser fee (Note 5)	159,152
Administrative fee (Note 5)	63,370
Custodian fees	8,482
Transfer agent fees	4,844
Directors’/Trustees’ fees (Note 5)	1,577
Auditing fees	21,092
Legal fees	10,793
Portfolio accounting fees	69,844
Other service fees (Notes 2 and 5)	197,495
Printing and postage	27,287
Miscellaneous (Note 5)	6,817
TOTAL EXPENSES	570,753
Waiver of investment adviser fee (Note 5)	(66,971)
Net expenses	503,782
Net investment income	3,527,941
Change in net assets resulting from operations	$3,527,941
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Statement of Changes in Net Assets

Year Ended December 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,527,941	$938,526
Net realized gain (loss)	—	989
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,527,941	939,515
Distributions to Shareholders:
Service Shares	(3,528,028)	(938,522)
Share Transactions:
Proceeds from sale of shares	23,706,322	30,810,447
Net asset value of shares issued to shareholders in payment of distributions declared	3,527,943	938,520
Cost of shares redeemed	(26,834,067)	(32,480,761)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	400,198	(731,794)
Change in net assets	400,111	(730,801)
Net Assets:
Beginning of period	80,514,086	81,244,887
End of period	$80,914,197	$80,514,086
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Notes to Financial Statements
December 31, 2023
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Government Money Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Service Shares. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
On August 11, 2022, the Fund’s Board of Trustees (the “Trustees”) approved the closure of the Primary Shares. Effective August 17, 2022, the Primary Shares were liquidated.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report
8

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $66,971 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Service Shares to unaffiliated financial intermediaries for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended December 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$197,495
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report
9

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 12/31/2023		Year Ended 12/31/2022
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	(100)	(100)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	—	$—	(100)	$(100)
	Year Ended 12/31/2023		Year Ended 12/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	23,706,322	$23,706,322	30,810,447	$30,810,447
Shares issued to shareholders in payment of distributions declared	3,527,943	3,527,943	938,520	938,520
Shares redeemed	(26,834,067)	(26,834,067)	(32,480,661)	(32,480,661)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	400,198	$400,198	(731,694)	$(731,694)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	400,198	$400,198	(731,794)	$(731,794)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income[1]	$3,528,028	$938,522

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of December 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$28
TOTAL	$28
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended December 31, 2023, the Adviser voluntarily waived $66,971 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2023, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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10

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.63% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) May 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2023, there were no outstanding loans. During the year ended December 31, 2023, the program was not utilized.
7. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2023, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Insurance Series and the Shareholders of Federated Hermes Government Money Fund II:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Government Money Fund II (the Fund), a portfolio of Federated Hermes Insurance Series, including the portfolio of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 15, 2024
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2023	Ending Account Value 12/31/2023	Expenses Paid During Period[1]
Actual:
Service Shares	$1,000	$1,024.10	$3.21
Hypothetical (assuming a 5% return before expenses):
Service Shares	$1,000	$1,022.03	$3.21

1
Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratio is as follows:

Service Shares	0.63%
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13

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2023, the Trust comprised six portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 101 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about the Trust and the Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: September 1993
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial
Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated
Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated
Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania,
Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities
Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and
Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company,
Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD;
Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
 Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee and Chair of the Board of Directors or Trustees of the Federated Hermes Fund
Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Member of the Compensation Committee, Equifax, Inc.;
Lead Director, Member of the Audit and Nominating and Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

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14

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Emerita,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as Director of the Office of Church Relations and later as Associate
General Secretary for the Diocese of Pittsburgh, a member of the Superior Court of Pennsylvania and as a Professor of Law,
Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania and previously served on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural
Rules Committee. Judge Lally-Green was then appointed by the Supreme Court of Pennsylvania and currently serves on the
Judicial Ethics Advisory Board. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State
Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director, CNX Resources Corporation (natural gas).
Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High
Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, Saint Vincent College; Director and
Chair, North Catholic High School, Inc.; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; and Director and
Vice Chair, Saint Francis University.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee and Chair of the Audit Committee of the Federated Hermes Fund Family; Sole
Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief
Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and
Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston,
MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and
Director, The Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Senior Vice President for Legal
Affairs, General Counsel and Secretary of Board of Directors, Duquesne University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and Secretary of Board of Directors and Director
of Risk Management and Associate General Counsel, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment,
Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC Mercy
Hospital, and as a member of the Board of Directors of Catholic Charities, Pittsburgh.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

Annual Shareholder Report
15

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Director and Vice President,
Federated Hermes, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, and Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
CEO of Passport Research, Ltd.; Director and President, Technology, Federated Services Company.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Hermes Fund Family;
Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated
Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd.
(investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior
Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and
Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012
Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial
Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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16

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Government Money Fund II (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and
Annual Shareholder Report
17

Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2022. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and
Annual Shareholder Report
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transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
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On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Government Money Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916504
G00842-01 (2/24)
© 2024 Federated Hermes, Inc.

Annual Shareholder Report
December 31, 2023

Share Class	Primary	Service

Federated Hermes High Income Bond Fund II

A Portfolio of Federated Hermes Insurance Series
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2023 through December 31, 2023. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes High Income Bond Fund II (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2023, was 12.71% for the Primary Shares and 12.47% for the Service Shares. The total return of the Fund’s Primary Shares consisted of 6.72% current income and 5.99% of appreciation in the net asset value of the Fund’s shares. The total return of the Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI),1 a broad-based securities market index, was 13.44% during the same period. The total return of the Lipper Variable Underlying High Yield Funds Average (LVHYFA),2 a peer group average for the Fund, was 11.81% during the period. The Fund’s and LVHYFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of the BHY2%ICI.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the BHY2%ICI were: (1) the allocation among industry sectors and (2) the selection of individual securities.
The following discussion will focus on the performance of the Fund’s Primary Shares relative to the BHY2%ICI.
MARKET OVERVIEW
The major factors influencing markets during the reporting period were the economy and the trajectory of interest rates.3 From the start of the year, the economy proved resilient despite a number of indicators signaling potential weakness on the horizon. The labor market continued to show strength throughout the year with solid job creation and low levels of unemployment. Corporate earnings, while off their peak, proved stronger than expected. A regional banking crisis in March only temporarily stalled a risk rally. The resilient economy forced the Federal Reserve (the “Fed”) to continue to push short-term rates higher and signal that a regime of higher for longer may be called for in the fight against inflation. As a result, the Fed raised interest rates four times over the course of the year and longer-term interest rates followed suit. However, driven by increasing conviction that the Fed’s cycle of raising rates had come to an end on the back of falling inflation (which decreased by more than half during the period), interest rates peaked in October and declined significantly in November and December. This was exacerbated by dovish Fed commentary at the last policy meeting of the year that suggested a pivot was drawing near, signaling three interest rate cuts were expected in 2024. For example, the 5-year U.S. Treasury yield began the year at 3.9%, peaked near 5% in late October and declined back to 3.85% to end the year slightly lower. With no recession in 2023 and the market betting on a soft landing in 2024, risk assets rallied and spreads ended the year tighter. The overall impact of these factors can be illustrated by the change in credit spreads between the Credit Suisse High Yield Bond Index4 and U.S. Treasury securities with similar maturities which began the period at 499 basis points and ended the fiscal year at 363 basis points.
Within the high-yield market,5 major industry sectors that substantially outperformed the overall BHY2%ICI during the reporting period included: Leisure, Retailers, Finance Companies, Building Materials and Other Industrial. Major industry sectors that substantially underperformed the overall BHY2%ICI during the reporting period included: Wirelines, Pharmaceuticals, Airlines, Electric Utilities and Aerospace & Defense. From a quality perspective, the CCC-rated sector led the way with a total return of 19.84% followed by the B-rated sector at 13.78%. The BB-rated sector lagged with a return of 11.56%.
Sector Allocation
The Fund was negatively impacted by its sector allocation relative to the BHY2%ICI. The Fund was negatively impacted by its underweight positions in the strong performing Leisure, Retailers and Finance Companies industry sectors. It was also negatively impacted by its overweight position in the underperforming Packaging industry sector. The Fund’s cash holdings also negatively impacted performance during the period given the strong absolute returns of the BHY2%ICI. The Fund was positively impacted by its underweight positions in the underperforming Wireline Telecommunications, Airlines and Metals and Mining industry sectors. It was also positively impacted by its overweight position in the outperforming Building Materials sector.
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Security Selection
The Fund’s security selection had a positive impact on performance relative to the BHY2%ICI. Security selection in the Technology, Consumer Cyclical Services, Chemicals, Diversified Manufacturing, Insurance–P&C, Healthcare and Automotive industry sectors positively impacted performance. Specific high-yield issuers held by the Fund that positively impacted performance relative to the BC2%HYBI included: NFP Corp, Madison IAQ, Diamond BC, Minerva Merger Sub and Dornoch Debt Merger Sub. The Fund was negatively impacted by security selection in the Media & Entertainment, Electric Utilities and Cable & Satellite sectors. Specific high-yield issuers held by the Fund that negatively impacted performance relative to the BHY2%ICI included: Enviva Partners, iHeartCommunications, ARD Finance SA/Ardagh Packaging Finance, Rackspace Technology and Ford Motor Credit Company.
1
 Please see the footnotes to the line graph below for definitions of, and further information about, the BHY2%ICI.
2
 Please see the footnotes to the line graph below for definitions of, and further information about, the Lipper Peer Group.
3
 Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
4
 Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults. The index is unmanaged, and it is not possible to invest directly in an index.
5
 High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes High Income Bond Fund II (the “Fund”) from December 31, 2013 to December 31, 2023, compared to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)2 and the Lipper Variable Underlying High Yield Funds Average (LVHYFA).3 The Average Annual Total Returns table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2023

Average Annual Total Returns for the Period Ended 12/31/2023
	1 Year	5 Years	10 Years
Primary Shares	12.71%	4.75%	4.13%
Service Shares	12.47%	4.49%	3.87%
BHY2%ICI	13.44%	5.35%	4.59%
LVHYFA	11.81%	4.78%	3.90%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
1
 The Fund’s performance assumes the reinvestment of all dividends and distributions. The BHY2%ICI and the LVHYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2
 The BHY2%ICI is an issuer-constrained version of the Bloomberg US Corporate High Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis. The BHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
 Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of a $10,000 Investment line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
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Portfolio of Investments Summary Table (unaudited)
At December 31, 2023, the Fund’s index composition1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	11.2%
Cable Satellite	7.9%
Insurance - P&C	6.5%
Midstream	6.3%
Automotive	6.2%
Media Entertainment	5.0%
Health Care	4.8%
Packaging	4.6%
Gaming	4.3%
Building Materials	4.0%
Independent Energy	3.8%
Other[2]	29.7%
Cash Equivalents[3]	4.1%
Other Assets and Liabilities - Net[4]	1.6%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg US Corporate
High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the
Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
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Portfolio of Investments
December 31, 2023
Principal Amount or Shares		Value
	CORPORATE BONDS—94.0%
	Aerospace/Defense—1.6%
$ 475,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 474,661
175,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	179,258
500,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	515,328
775,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	759,936
100,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	100,569
	TOTAL	2,029,752
	Airlines—0.1%
187,500	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	186,285
	Automotive—6.2%
75,000	Adient Global Holdings Ltd., Sec. Fac. Bond, 144A, 7.000%, 4/15/2028	77,570
550,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	538,168
22,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	22,207
25,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	24,961
100,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	87,120
125,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	124,250
575,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	519,121
550,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	526,561
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	179,606
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	294,895
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	260,577
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	191,931
450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	438,007
375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	370,449
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.800%, 5/12/2028	313,553
375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	364,883
225,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	219,465
475,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	466,710
300,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	306,375
1,325,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	1,332,103
575,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	496,367
325,000	Schaeffler Verwaltung ZW, 144A, 4.750%, 9/15/2026	311,664
175,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	186,718
	TOTAL	7,653,261
	Banking—0.2%
250,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	248,633
	Building Materials—4.0%
25,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	22,313
275,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	260,540
75,000	Beacon Roofing Supply, Inc., Sr. Note, 144A, 6.500%, 8/1/2030	76,743
225,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	228,673
150,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	123,154
575,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	501,273
575,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	517,592
350,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	321,544
225,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	208,288
75,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	66,463
575,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	536,801
Annual Shareholder Report
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$ 500,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	$ 474,617
375,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	323,160
750,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	731,776
400,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	387,705
200,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	199,332
	TOTAL	4,979,974
	Cable Satellite—7.9%
125,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	109,407
250,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	203,492
225,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	190,673
900,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	823,680
750,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	718,172
75,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	72,510
275,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	259,595
75,000	CSC Holdings LLC, Sr. Unsecd. Note, 5.250%, 6/1/2024	73,473
225,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	164,403
425,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	323,816
300,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	227,190
450,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	271,517
475,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	296,181
400,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	353,358
350,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	262,166
225,000	DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	211,589
225,000	DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	179,882
50,000	DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	29,938
275,000	DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	191,823
575,000	DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	296,944
175,000	DISH Network Corp., Sec. Fac. Bond, 144A, 11.750%, 11/15/2027	182,818
75,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	70,534
300,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	257,019
150,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	138,822
300,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	267,718
450,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	435,562
850,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	798,660
625,000	UPC Broadband Finco B.V., Sr. Note, 144A, 4.875%, 7/15/2031	550,825
525,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	463,529
200,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	178,322
200,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	174,896
250,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	223,470
375,000	VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	320,605
200,000	Ziggo Bond Co. B.V., Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	167,510
275,000	Ziggo Finance B.V., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	267,903
	TOTAL	9,758,002
	Chemicals—2.4%
150,000	Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	129,558
150,000	Axalta Coat/Dutch Holding B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	145,911
150,000	Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	157,497
250,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	250,474
300,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	276,485
175,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	163,832
Annual Shareholder Report
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 600,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	$ 492,919
125,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	119,675
200,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	180,192
225,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	239,095
350,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	311,252
275,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	89,639
200,000	SPCM S.A., Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	172,048
75,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	75,143
200,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	176,221
	TOTAL	2,979,941
	Construction Machinery—0.7%
425,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	386,759
175,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	155,037
75,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	69,164
75,000	United Rentals North America, Inc., Term Loan - 1st Lien, 144A, 6.000%, 12/15/2029	76,200
138,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	138,401
	TOTAL	825,561
	Consumer Cyclical Services—3.3%
225,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	224,030
425,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	346,927
850,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	833,864
375,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	361,989
125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	120,602
100,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	103,563
325,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	291,672
325,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	318,768
854,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	861,929
450,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	408,794
275,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	268,759
	TOTAL	4,140,897
	Consumer Products—1.7%
50,000	Acushnet Co., Sr. Unsecd. Note, 144A, 7.375%, 10/15/2028	52,196
800,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	772,241
200,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	182,246
150,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	147,352
375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	336,122
300,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	277,676
275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	275,284
125,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	109,409
	TOTAL	2,152,526
	Diversified Manufacturing—1.4%
600,000	Emerald Debt Merger, Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	613,572
850,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	846,677
125,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	126,005
200,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	205,708
	TOTAL	1,791,962
	Finance Companies—2.4%
250,000	GTCR W. Merger Sub LLC, 144A, 7.500%, 1/15/2031	264,343
75,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	72,480
375,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	346,225
Annual Shareholder Report
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 200,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	$ 202,509
175,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	178,021
100,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	90,623
225,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	198,174
375,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	346,254
250,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	212,671
475,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	472,427
350,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	331,756
275,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	269,812
	TOTAL	2,985,295
	Food & Beverage—1.9%
400,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	397,275
350,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	362,525
200,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	183,643
150,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	147,960
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	192,923
100,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	99,167
330,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	327,648
150,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	139,932
475,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	451,489
	TOTAL	2,302,562
	Gaming—4.3%
400,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	356,861
275,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	265,093
100,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	91,889
50,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	51,303
75,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	67,743
100,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	97,731
200,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	203,237
200,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	200,104
375,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	376,303
475,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	487,247
125,000	Light & Wonder, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	130,466
225,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	209,499
650,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	613,886
325,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	335,390
200,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	171,229
200,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	194,074
100,000	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	95,409
350,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	331,315
225,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	230,600
475,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	448,205
250,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	225,671
25,000	VICI Properties LP / VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	24,376
50,000	VICI Properties LP / VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	45,971
50,000	VICI Properties LP / VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 5.625%, 5/1/2024	49,869
	TOTAL	5,303,471
	Health Care—4.8%
175,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	153,159
225,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	204,539
Annual Shareholder Report
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$ 550,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	$ 531,966
150,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	97,308
550,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	355,529
150,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	139,566
50,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	45,063
87,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	86,788
125,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	104,716
100,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	84,956
200,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	174,265
50,000	Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	53,472
350,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	353,123
300,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	297,335
200,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	205,272
100,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	74,056
300,000	Mozart Debt Merger Sub., Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	271,606
1,150,000	Mozart Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	1,085,504
50,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	48,652
50,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	47,439
125,000	Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	116,511
175,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	173,152
300,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	293,483
100,000	Tenet Healthcare Corp., 144A, Term Loan - 2nd Lien, 6.250%, 2/1/2027	100,561
250,000	Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	255,825
50,000	Tenet Healthcare Corp., Sr. Secd. Note, 6.125%, 6/15/2030	50,617
475,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	474,074
25,000	Tenet Healthcare Corp., Term Loan - 1st Lien, 4.625%, 6/15/2028	23,873
	TOTAL	5,902,410
	Health Insurance—0.6%
250,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	241,078
575,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	551,990
	TOTAL	793,068
	Independent Energy—3.8%
75,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	71,974
13,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	13,351
125,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	116,429
200,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	201,396
75,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	94,570
175,000	Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	169,489
225,000	Callon Petroleum Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/15/2030	227,156
50,000	Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	50,051
100,000	Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	106,157
50,000	Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	53,290
225,000	Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	235,169
475,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	434,992
525,000	Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	524,630
250,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	251,563
50,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	51,970
125,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	133,091
100,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	99,872
125,000	Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	123,446
Annual Shareholder Report
9

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 300,000	Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	$ 300,123
75,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	74,121
200,000	Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	207,245
75,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	69,412
175,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	165,629
100,000	Sitio Royalties Operating Partnership Lp / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	103,706
150,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	148,375
125,000	SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	125,196
50,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	49,768
100,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	99,828
125,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	115,807
50,000	Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	48,882
200,000	Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	207,271
	TOTAL	4,673,959
	Industrial - Other—1.3%
25,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	22,754
850,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	749,967
400,000	Redwood Star Merger Sub, Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	400,460
202,000	Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	198,665
200,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	196,607
	TOTAL	1,568,453
	Insurance - P&C—6.5%
125,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	131,936
475,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	434,415
594,567	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	588,370
275,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	257,031
600,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	601,655
1,025,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	957,641
225,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	227,589
225,000	Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	237,804
425,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	405,976
1,475,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	1,482,412
300,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	315,419
300,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	316,670
125,000	NFP Corp., Sec. Fac. Bond, 144A, 7.500%, 10/1/2030	133,152
1,300,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	1,322,523
75,000	Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	69,656
500,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	512,525
	TOTAL	7,994,774
	Leisure—1.1%
50,000	Carnival Corp., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2029	52,237
50,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	52,266
225,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	220,017
50,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	50,349
150,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	143,723
25,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2027	24,764
125,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	123,847
450,000	SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	421,194
250,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	250,932
	TOTAL	1,339,329
Annual Shareholder Report
10

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Lodging—0.6%
$ 100,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	$ 87,392
75,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	74,970
100,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	100,118
175,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	169,783
75,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	78,023
200,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	187,155
		TOTAL	697,441
		Media Entertainment—5.0%
350,000	[1,2]	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	6,563
350,000	[1,2]	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	7,000
125,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	84,299
125,000	[1,2]	Diamond Sports Group LLC / Diamond Sports Finance Co., 144A, 5.375%, 8/15/2026	6,406
350,000	[1,2]	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	18,375
150,000		Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	113,340
125,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	118,932
275,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	207,327
250,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	243,410
100,000		iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	77,024
175,000		iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	139,216
856,114		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	556,474
100,000		Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	96,873
100,000		Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	88,947
1,000,000		Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	920,933
300,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	276,686
325,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	314,530
25,000		Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	26,269
50,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	45,167
325,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	290,113
175,000		ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	156,229
250,000		Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	222,341
175,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	156,350
225,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	169,045
275,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	257,213
125,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	114,691
525,000		Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	416,884
250,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	223,346
175,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	174,702
200,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	206,470
375,000		Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	319,106
150,000		WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	136,751
		TOTAL	6,191,012
		Metals & Mining—0.5%
225,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	209,011
125,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	126,916
300,000		Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	276,455
		TOTAL	612,382
		Midstream—6.3%
175,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	170,370
400,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	396,349
475,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	457,213
Annual Shareholder Report
11

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 275,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	$ 273,037
400,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	396,379
250,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	256,452
125,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	113,808
100,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 3.250%, 1/31/2032	85,326
125,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	119,719
175,000	Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	170,944
375,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	337,233
125,000	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.375%, 2/1/2031	131,445
275,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	248,405
275,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	272,652
125,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	128,268
75,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	70,923
325,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	302,896
65,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	65,011
375,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	382,071
75,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	77,327
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	92,115
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	96,898
275,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	265,574
275,000	HF Sinclair Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	266,946
250,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	260,306
250,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	253,676
450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	449,681
175,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	158,913
75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	74,139
75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	76,037
575,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	575,434
225,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	204,666
200,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	193,703
25,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	24,595
150,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	146,559
275,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	239,711
	TOTAL	7,834,781
	Oil Field Services—2.0%
200,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	197,206
700,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	702,443
175,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	168,388
125,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	108,223
75,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	75,369
50,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	49,037
100,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	96,542
205,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	205,020
425,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	420,428
425,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	423,673
	TOTAL	2,446,329
	Packaging—4.6%
897,108	ARD Finance S.A., Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	420,102
600,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	508,642
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	155,608
Annual Shareholder Report
12

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$ 275,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	$ 213,961
275,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	236,262
75,000	Ball Corp., Sr. Unsecd. Note, 3.125%, 9/15/2031	64,747
100,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	102,242
100,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	103,957
225,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	223,548
225,000	Bway Holding Co., 144A, 7.875%, 8/15/2026	229,181
300,000	Bway Holding Co., 144A, 9.250%, 4/15/2027	294,792
1,200,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	1,120,292
175,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	173,448
75,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	70,219
200,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	201,412
150,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	150,200
275,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	279,164
100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	96,810
100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	100,926
100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	106,155
275,000	Trivium Packaging Finance B.V., Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	270,092
600,000	Trivium Packaging Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	588,977
	TOTAL	5,710,737
	Paper—0.2%
150,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	135,595
25,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	22,539
125,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	121,385
	TOTAL	279,519
	Pharmaceuticals—1.6%
75,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	50,705
75,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	32,626
275,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	127,060
325,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	141,931
200,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	91,628
325,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	178,736
675,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	612,903
350,000	Jazz Securities Designated Activity Co., Sec. Fac. Bond, 144A, 4.375%, 1/15/2029	326,235
450,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	385,391
	TOTAL	1,947,215
	Restaurant—1.5%
225,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.500%, 2/15/2029	207,691
1,000,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	898,129
150,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	143,399
75,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	73,929
375,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	351,080
75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	73,769
75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	72,780
	TOTAL	1,820,777
	Retailers—1.2%
325,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	319,537
200,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	185,344
150,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	136,495
300,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	256,868
Annual Shareholder Report
13

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Retailers—continued
$ 75,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	$ 61,872
75,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	67,873
100,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	93,017
200,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	208,945
100,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	98,812
	TOTAL	1,428,763
	Supermarkets—0.5%
425,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	386,390
75,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	75,097
150,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	151,886
50,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	50,960
	TOTAL	664,333
	Technology—11.2%
150,000	AMS AG, Sr. Unsecd. Note, 144A, 12.250%, 3/30/2029	166,999
150,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	142,312
350,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	351,641
300,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	312,441
200,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	142,194
125,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., 144A, 8.000%, 6/15/2029	130,566
500,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	510,297
50,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	45,593
550,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	516,656
400,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	380,525
550,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	522,940
275,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	261,748
325,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	295,128
225,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	210,130
450,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	413,688
75,000	Entegris Escrow Corp., Sec. Fac. Bond, 144A, 4.750%, 4/15/2029	72,342
550,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	547,307
100,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	88,507
25,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	23,724
325,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	302,172
375,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	342,463
450,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	462,826
550,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	266,570
1,125,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	1,028,910
1,125,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	1,022,077
250,000	NCR Atleos Escrow Corp., Sec. Fac. Bond, 144A, 9.500%, 4/1/2029	265,843
275,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	260,232
300,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	285,516
350,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	321,875
25,000	Open Text Corp., 144A, 6.900%, 12/1/2027	26,007
275,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	255,705
75,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	67,960
275,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	243,598
450,000	Picard Midco, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	428,963
325,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	130,847
600,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	522,639
75,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	71,736
Annual Shareholder Report
14

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 456,125		Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	$ 521,967
125,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	135,741
200,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	186,085
200,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	198,916
75,000		Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	66,209
750,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	739,768
100,000		Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	89,834
275,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	250,137
75,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	65,752
175,000		ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	152,987
		TOTAL	13,848,073
		Transportation Services—0.3%
375,000		Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	375,399
		Utility - Electric—2.1%
300,000		Calpine Corp., 144A, 4.500%, 2/15/2028	285,532
67,000		Calpine Corp., 144A, 5.250%, 6/1/2026	66,152
200,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	175,650
25,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	23,245
25,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	22,951
175,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	167,896
191,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	94,280
150,000		NextEra Energy Operating Partners LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	157,130
39,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	33,432
250,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	242,379
50,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	46,555
475,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	461,801
25,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	26,572
175,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	172,884
400,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	394,808
250,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	259,835
		TOTAL	2,631,102
		Wireless Communications—0.2%
250,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	249,259
		TOTAL CORPORATE BONDS (IDENTIFIED COST $125,049,114)	116,347,237
		COMMON STOCKS—0.3%
		Media Entertainment—0.0%
7,915	[2]	iHeartMedia, Inc.	21,133
		Oil Field Services—0.3%
4,754	[2]	Superior Energy Services, Inc.	372,397
		TOTAL COMMON STOCKS (IDENTIFIED COST $270,600)	393,530
		REPURCHASE AGREEMENT—4.1%
$5,009,000		Interest in $1,800,000,000 joint repurchase agreement 5.34%, dated 12/29/2023 under which Bank of Montreal will repurchase securities provided as collateral for $1,801,068,000 on 1/2/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2073 and the market value of those underlying securities was $1,855,100,040. (IDENTIFIED COST $5,009,000)	5,009,000
		TOTAL INVESTMENT IN SECURITIES—98.4% (IDENTIFIED COST $130,328,714)[3]	121,749,767
		OTHER ASSETS AND LIABILITIES - NET—1.6%[4]	1,984,468
		TOTAL NET ASSETS—100%	$123,734,235
Annual Shareholder Report
15

1	Issuer in default.
2	Non-income-producing security.
3	The cost of investments for federal tax purposes amounts to $130,632,915.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$116,347,237	$—	$116,347,237
Equity Securities:
Common Stocks
Domestic	21,133	372,397	—	393,530
Repurchase Agreement	—	5,009,000	—	5,009,000
TOTAL SECURITIES	$21,133	$121,728,634	$—	$121,749,767

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$5.34	$6.39	$6.41	$6.53	$6.07
Income From Investment Operations:
Net investment income (loss)[1]	0.30	0.29	0.28	0.30	0.33
Net realized and unrealized gain (loss)	0.34	(1.02)	0.02	(0.05)	0.53
Total From Investment Operations	0.64	(0.73)	0.30	0.25	0.86
Less Distributions:
Distributions from net investment income	(0.32)	(0.32)	(0.32)	(0.37)	(0.40)
Net Asset Value, End of Period	$5.66	$5.34	$6.39	$6.41	$6.53
Total Return[2]	12.71%	(11.78)%	4.85%	5.59%	14.54%
Ratios to Average Net Assets:
Net expenses[3]	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	5.69%	5.15%	4.42%	4.95%	5.26%
Expense waiver/reimbursement[4]	0.06%	0.05%	0.04%	0.03%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$72,987	$68,740	$103,152	$109,888	$109,538
Portfolio turnover[5]	16%	13%	39%	36%	31%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$5.31	$6.35	$6.38	$6.49	$6.04
Income From Investment Operations:
Net investment income (loss)[1]	0.29	0.27	0.26	0.28	0.31
Net realized and unrealized gain (loss)	0.34	(1.00)	0.01	(0.03)	0.52
Total From Investment Operations	0.63	(0.73)	0.27	0.25	0.83
Less Distributions:
Distributions from net investment income	(0.31)	(0.31)	(0.30)	(0.36)	(0.38)
Net Asset Value, End of Period	$5.63	$5.31	$6.35	$6.38	$6.49
Total Return[2]	12.47%	(11.92)%	4.44%	5.46%	14.13%
Ratios to Average Net Assets:
Net expenses[3]	1.06%	1.06%	1.06%	1.06%	1.06%
Net investment income	5.44%	4.92%	4.16%	4.70%	4.99%
Expense waiver/reimbursement[4]	0.06%	0.05%	0.04%	0.03%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$50,747	$47,172	$57,578	$50,322	$58,591
Portfolio turnover[5]	16%	13%	39%	36%	31%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Assets and Liabilities
December 31, 2023

Assets:
Investment in securities, at value (identified cost $130,328,714)	$121,749,767
Cash	427
Income receivable	2,072,136
Receivable for investments sold	1,350
Receivable for shares sold	6,614
Total Assets	123,830,294
Liabilities:
Payable for shares redeemed	33,248
Payable for investment adviser fee (Note 5)	5,465
Payable for administrative fee (Note 5)	790
Payable for custodian fees	8,390
Payable for portfolio accounting fees	33,578
Payable for distribution services fee (Note 5)	10,547
Accrued expenses (Note 5)	4,041
Total Liabilities	96,059
Net assets for 21,896,584 shares outstanding	$123,734,235
Net Assets Consist of:
Paid-in capital	$144,587,113
Total distributable earnings (loss)	(20,852,878)
Total Net Assets	$123,734,235
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$72,987,605 ÷ 12,885,716 shares outstanding, no par value, unlimited shares authorized	$5.66
Service Shares:
$50,746,630 ÷ 9,010,868 shares outstanding, no par value, unlimited shares authorized	$5.63
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Operations
Year Ended December 31, 2023

Investment Income:
Interest	$7,699,420
Expenses:
Investment adviser fee (Note 5)	709,906
Administrative fee (Note 5)	100,609
Custodian fees	13,757
Transfer agent fees	14,575
Directors’/Trustees’ fees (Note 5)	1,767
Auditing fees	35,721
Legal fees	10,587
Portfolio accounting fees	102,624
Distribution services fee (Note 5)	119,413
Printing and postage	26,598
Miscellaneous (Note 5)	22,479
TOTAL EXPENSES	1,158,036
Waiver of investment adviser fee (Note 5)	(74,454)
Net expenses	1,083,582
Net investment income	6,615,838
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(3,294,561)
Net change in unrealized depreciation of investments	10,827,457
Net realized and unrealized gain (loss) on investments	7,532,896
Change in net assets resulting from operations	$14,148,734
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Changes in Net Assets

Year Ended December 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,615,838	$6,532,149
Net realized gain (loss)	(3,294,561)	(1,351,738)
Net change in unrealized appreciation/depreciation	10,827,457	(22,618,212)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,148,734	(17,437,801)
Distributions to Shareholders:
Primary Shares	(4,093,344)	(4,434,390)
Service Shares	(2,681,065)	(2,815,712)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,774,409)	(7,250,102)
Share Transactions:
Proceeds from sale of shares	18,445,601	17,048,944
Net asset value of shares issued to shareholders in payment of distributions declared	6,774,404	7,250,097
Cost of shares redeemed	(24,771,499)	(44,429,214)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	448,506	(20,130,173)
Change in net assets	7,822,831	(44,818,076)
Net Assets:
Beginning of period	115,911,404	160,729,480
End of period	$123,734,235	$115,911,404
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Notes to Financial Statements
December 31, 2023
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes High Income Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Shareholder Report
22

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $74,454 is disclosed in Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report
23

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 12/31/2023		Year Ended 12/31/2022
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	2,494,006	$13,279,685	2,111,750	$11,833,606
Shares issued to shareholders in payment of distributions declared	804,193	4,093,344	769,859	4,434,390
Shares redeemed	(3,280,638)	(17,518,397)	(6,157,435)	(35,688,342)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	17,561	$(145,368)	(3,275,826)	$(19,420,346)
	Year Ended 12/31/2023		Year Ended 12/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	965,254	$5,165,916	910,215	$5,215,338
Shares issued to shareholders in payment of distributions declared	528,809	2,681,060	490,541	2,815,707
Shares redeemed	(1,365,031)	(7,253,102)	(1,579,698)	(8,740,872)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	129,032	$593,874	(178,942)	$(709,827)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	146,593	$448,506	(3,454,768)	$(20,130,173)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income	$6,774,409	$7,250,102
As of December 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$6,751,014
Net unrealized depreciation	$(8,883,148)
Capital loss carryforwards	$(18,720,744)
TOTAL	$(20,852,878)
At December 31, 2023, the cost of investments for federal tax purposes was $130,632,915. The net unrealized depreciation of investments for federal tax purposes was $8,883,148. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,454,877 and unrealized depreciation from investments for those securities having an excess of cost over value of $10,338,025. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for defaulted securities and discount accretion/premium amortization on debt securities.
Annual Shareholder Report
24

As of December 31, 2023, the Fund had a capital loss carryforward of $18,720,744 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$197,407	$18,523,337	$18,720,744
The Fund used capital loss carryforwards of $38,362 to offset capital gains realized during the year ended December 31, 2023.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended December 31, 2023, the Adviser voluntarily waived $74,454 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2023, the annualized fee paid to FAS was 0.085% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the year ended December 31, 2023, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$119,413
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2023, FSC did not retain any fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.81% and 1.06% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report
25

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2023, were as follows:
Purchases	$17,649,881
Sales	$19,655,417
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2023, the Fund had no outstanding loans. During the year ended December 31, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2023, there were no outstanding loans. During the year ended December 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2023, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Shareholder Report
26

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Insurance Series and Shareholders of Federated Hermes High Income Bond Fund II:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes High Income Bond Fund II (the Fund), a portfolio of Federated Hermes Insurance Series, including the portfolio of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 15, 2024
Annual Shareholder Report
27

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2023	Ending Account Value 12/31/2023	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,072.00	$4.23
Service Shares	$1,000	$1,072.40	$5.54
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.12	$4.13
Service Shares	$1,000	$1,019.86	$5.40

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.81%
Service Shares	1.06%
Annual Shareholder Report
28

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2023, the Trust comprised six portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 101 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about the Trust and the Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: September 1993
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial
Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated
Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated
Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania,
Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities
Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and
Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company,
Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD;
Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
 Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee and Chair of the Board of Directors or Trustees of the Federated Hermes Fund
Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Member of the Compensation Committee, Equifax, Inc.;
Lead Director, Member of the Audit and Nominating and Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

Annual Shareholder Report
29

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Emerita,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as Director of the Office of Church Relations and later as Associate
General Secretary for the Diocese of Pittsburgh, a member of the Superior Court of Pennsylvania and as a Professor of Law,
Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania and previously served on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural
Rules Committee. Judge Lally-Green was then appointed by the Supreme Court of Pennsylvania and currently serves on the
Judicial Ethics Advisory Board. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State
Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director, CNX Resources Corporation (natural gas).
Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High
Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, Saint Vincent College; Director and
Chair, North Catholic High School, Inc.; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; and Director and
Vice Chair, Saint Francis University.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee and Chair of the Audit Committee of the Federated Hermes Fund Family; Sole
Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief
Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and
Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston,
MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and
Director, The Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Senior Vice President for Legal
Affairs, General Counsel and Secretary of Board of Directors, Duquesne University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and Secretary of Board of Directors and Director
of Risk Management and Associate General Counsel, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment,
Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC Mercy
Hospital, and as a member of the Board of Directors of Catholic Charities, Pittsburgh.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

Annual Shareholder Report
30

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Director and Vice President,
Federated Hermes, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, and Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
CEO of Passport Research, Ltd.; Director and President, Technology, Federated Services Company.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Hermes Fund Family;
Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated
Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd.
(investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior
Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and
Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012
Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial
Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes High Income Bond Fund II (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and
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Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
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Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2022. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes High Income Bond Fund II (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
■ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
■ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes High Income Bond Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916306
CUSIP 313916843
G00844-01 (2/24)
© 2024 Federated Hermes, Inc.

Annual Shareholder Report
December 31, 2023

Share Class	Primary	Service

Federated Hermes Kaufmann Fund II

A Portfolio of Federated Hermes Insurance Series
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2023 through December 31, 2023. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Kaufmann Fund II (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2023, was 15.23% for the Primary Shares and 14.93% for the Service Shares. The Fund’s benchmark, the Russell Midcap® Growth Index (the RMCGI),1 a broad-based securities market index, had a total return of 25.87% for the period. The total return of the Morningstar Insurance Mid-Cap Growth Funds Average (MIMCGFA),2 the peer group average for the Fund, was 20.89%. The Fund’s and MIMCGFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses, which were not reflected in the total return of the RMCGI.
During the reporting period, the Fund’s investment strategy focused on stock selection, sector exposure and country allocation. These were the most significant factors affecting the Fund’s performance relative to the RMCGI.
The following discussion will focus on the Fund’s Primary Shares relative to the RMCGI.
MARKET OVERVIEW
During the reporting period, the U.S. economy and most significant westernized economies saw economic growth continuing to slow as rising rates and inflation took its toll on economic activity. Inflation continued to moderate as fiscal stimulus slowed and geopolitical issues seemed to be contained. The global inflationary pressures directionally enabled central banks to halt their monetary tightening policies that had persisted during 2022 and 2023. The bond markets reacted to slower inflation and lower economic activity, bringing rates down from their highs and boosting equities at the end of 2023.
For the reporting period, U.S. equity markets were led by large-cap stocks represented by the Russell 1000 Index3 +26.50%, followed by the S&P 500® Index4 +26.29%, followed by mid-cap stocks represented by the Russell Midcap Index5 +17.19%, and small-cap stock represented by the Russell 2000® Index6 +16.88%. Mid-cap growth stocks outperformed mid-cap value stocks during the period.
The best performing RMCGI sectors were Information Technology +47.22%, Industrials +32.05% and Consumer Discretionary +30.54%. The weakest performing sectors during the reporting period were Energy +0.92%, Utilities +4.22% and Health Care +4.83%.
STOCK SELECTION
The five stocks that contributed the most to the Fund’s performance versus the RMCGI were: Wingstop Inc., Amphastar Pharmaceuticals, Hamilton Lane Inc., Arcturus Therapeutics and ServiceNow Inc.
The five stocks that most negatively affected Fund performance were: Seres Therapeutics Inc., Sarepta Therapeutics, GDS Holdings, Amylyx Pharmaceuticals and Newmont Corp.
SECTOR EXPOSURE
At the end of the reporting period, approximately 56% of the Fund’s portfolio was invested in four large sectors: Health Care, Information Technology, Consumer Discretionary and Financials. These sectors have historically provided good opportunities for bottom-up growth investors. During the reporting period, stock selection in Health Care and Information Technology had a negative impact on performance. The cash position of the Fund was approximately 6% on average throughout the reporting period, which detracted from relative performance during an up market period.
COUNTRY ALLOCATION
The reporting period ended with approximately 17.43% of the Fund’s assets invested in non-U.S. holdings. During the reporting period, stock selection in foreign companies7 was a positive contributor to Fund performance. However, the allocation overall outside the U.S. hurt Fund performance relative to the RMCGI.
1
 Please see the footnotes to the line graph below for definitions of, and further information about, the RMCGI.
2
 Please see the footnotes to the line graph below for definitions of, and further information about, the MIMCGFA.
3
 The Russell 1000® Index measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 1000 of the smallest securities based on a combination of their market cap and current index membership.*
4
 The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.*
5
 The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.*
6
 The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.*
7
 International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards.
*
 The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
1

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Kaufmann Fund II (the “Fund”) from December 31, 2013 to December 31, 2023, compared to the Russell Midcap® Growth Index (RMCGI)2 and the Morningstar Insurance Mid-Cap Growth Funds Average (MIMCGFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2023

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Period Ended 12/31/2023
	1 Year	5 Years	10 Years
Primary Shares	15.23%	7.31%	8.66%
Service Shares	14.93%	7.06%	8.39%
RMCGI	25.87%	13.82%	10.57%
MIMCGFA	20.89%	12.13%	9.02%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
1
 The Fund’s performance assumes the reinvestment of all dividends and distributions. The RMCGI and MIMCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2
 The RMCGI measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The RMCGI is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The RMCGI is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market. The RMCGI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
 Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of a $10,000 Investment line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
Annual Shareholder Report
2

Portfolio of Investments Summary Table (unaudited)
At December 31, 2023, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	37.0%
Information Technology	12.8%
Industrials	10.9%
Consumer Discretionary	10.0%
Financials	9.2%
Real Estate	5.5%
Materials	3.8%
Energy	2.8%
Communication Services	2.3%
Consumer Staples	1.9%
Utilities	1.2%
U.S. Treasury Notes	1.2%
Securities Lending Collateral[2]	0.6%
Cash Equivalents[3]	1.4%
Other Assets and Liabilities—Net[4]	(0.6)%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
3

Portfolio of Investments
December 31, 2023
Shares or Principal Amount			Value
		COMMON STOCKS—95.5%
		Communication Services—2.3%
7,351	[1]	Alphabet, Inc., Class A	$ 1,026,861
10,100		Infrastrutture Wireless Italiane SPA	127,928
872	[1]	Meta Platforms, Inc.	308,653
7,457	[1]	Pinterest, Inc.	276,207
900	[1]	Take-Two Interactive Software, Inc.	144,855
32,573		Universal Music Group	930,160
		TOTAL	2,814,664
		Consumer Discretionary—9.6%
3,600	[1]	Airbnb, Inc.	490,104
5,200	[1]	Alibaba Group Holding Ltd., ADR	403,052
9,741	[1]	Amazon.com, Inc.	1,480,048
6,160	[1,2]	Birkenstock Holding Ltd.	300,177
460	[1]	Chipotle Mexican Grill, Inc.	1,052,002
2,555	[1]	DoorDash, Inc.	252,664
13,001	[1]	DraftKings, Inc.	458,285
2,480	[1]	Five Below, Inc.	528,637
4,600	[1]	Floor & Decor Holdings, Inc.	513,176
1,850	[1]	Lululemon Athletica, Inc.	945,886
309	[1]	Mercadolibre, Inc.	485,606
6,200		Moncler S.p.A	382,332
434,941		NagaCorp Ltd.	170,880
2,500		Nike, Inc., Class B	271,425
2,600	[1]	Planet Fitness, Inc.	189,800
51,123	[1]	Sportradar Group AG	564,909
4,650		TJX Cos., Inc.	436,216
11,600		Wingstop, Inc.	2,976,328
		TOTAL	11,901,527
		Consumer Staples—1.9%
1,600		Costco Wholesale Corp.	1,056,128
3,844	[1]	Maplebear, Inc.	90,219
12,800		Philip Morris International, Inc.	1,204,224
		TOTAL	2,350,571
		Energy—2.8%
6,935		Cheniere Energy, Inc.	1,183,874
60,800		New Fortress Energy, Inc.	2,293,984
		TOTAL	3,477,858
		Financials—9.1%
19,100		Apollo Global Management, Inc.	1,779,929
1,500		BlackRock, Inc.	1,217,700
173,500	[1]	Blue Owl Capital, Inc.	2,585,150
26,900		FinecoBank Banca Fineco SPA	404,165
17,900		Hamilton Lane, Inc.	2,030,576
11,899		London Stock Exchange Group PLC	1,406,626
1,280		MSCI, Inc., Class A	724,032
2,450		S&P Global, Inc.	1,079,274
		TOTAL	11,227,452
Annual Shareholder Report
4

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—36.4%
17,400	[1]	89Bio, Inc.	$ 194,358
2,800		Abbott Laboratories	308,196
6,565	[1]	Acrivon Therapeutics, Inc.	32,300
58,700	[1,3]	Albireo Pharma CVR, Rights	126,205
1,675	[1]	Alnylam Pharmaceuticals, Inc.	320,612
4,606	[1]	Ambrx Biopharma, Inc.	65,589
29,100	[1]	Amphastar Pharmaceuticals, Inc.	1,799,835
2,500	[1]	Amylyx Pharmaceuticals, Inc.	36,800
62,476	[1]	Arcturus Therapeutics Holdings, Inc.	1,969,868
15,870	[1]	Argenx SE	6,030,760
180	[1]	Argenx SE	68,257
170	[1]	Argenx SE, ADR	64,673
1,900		AstraZeneca PLC	255,898
120,600	[1]	aTyr Pharma, Inc.	170,046
7,369	[1]	Century Therapeutics, Inc.	24,465
56,475	[1,3]	Contra Akouos, Inc., Rights	44,615
40,800	[1]	Corcept Therapeutics, Inc.	1,325,184
5,100	[1]	CRISPR Therapeutics AG	319,260
9,700		Danaher Corp.	2,243,998
10,400	[1]	Denali Therapeutics, Inc.	223,184
28,400	[1]	Dexcom, Inc.	3,524,156
139,900	[1]	Dynavax Technologies Corp.	1,955,802
10,894	[1]	EDAP TMS S.A., ADR	57,520
1,400		Eli Lilly & Co.	816,088
17,822	[1]	Fusion Pharmaceuticals, Inc.	171,269
39,400	[1]	Fusion Pharmaceuticals, Inc.	378,634
104,689	[1]	Fusion Pharmaceuticals, Inc.	1,006,061
400	[1]	Genmab A/S	127,413
12,000	[1]	Guardant Health, Inc.	324,600
44,600	[1]	IDEAYA Biosciences, Inc.	1,586,868
1,000	[1]	IDEXX Laboratories, Inc.	555,050
5,268	[1]	Inspire Medical Systems, Inc.	1,071,669
2,900	[1]	Insulet Corp.	629,242
25,300	[1]	Intellia Therapeutics, Inc.	771,397
2,700	[1]	Intuitive Surgical, Inc.	910,872
4,307	[1,3]	Laronde, Inc.	93,398
21,643	[1]	Legend Biotech Corp., ADR	1,302,259
36,086	[1]	Merus NV	992,365
17,225	[1]	Minerva Neurosciences, Inc.	105,934
4,050	[1]	Minerva Neurosciences, Inc.	24,908
14,250	[1,2]	Moonlake Immunotherapeutics	860,557
7,200	[1]	Natera, Inc.	451,008
6,800		Novo Nordisk A/S	703,357
19,764	[1]	Orchard Therapeutics PLC, ADR	325,118
35,326	[1]	Regulus Therapeutics, Inc.	45,217
15,752	[1]	Regulus Therapeutics, Inc.	20,163
4,600	[1]	Repligen Corp.	827,080
84,174	[1]	Rezolute, Inc.	83,543
31,335	[1]	Rhythm Pharmaceuticals, Inc.	1,440,470
7,700	[1]	Sarepta Therapeutics, Inc.	742,511
Annual Shareholder Report
5

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
31,700	[1]	Scynexis, Inc.	$ 70,691
27,822	[1]	Structure Therapeutics, Inc., ADR	1,134,025
1,500		Stryker Corp.	449,190
12,300	[1]	Tela Bio, Inc.	81,426
30,000	[1]	Ultragenyx Pharmaceutical, Inc.	1,434,600
1,296		UnitedHealth Group, Inc.	682,305
1,200	[1]	Vaxcyte, Inc.	75,360
5,500	[1]	Veeva Systems, Inc.	1,058,860
34,166	[1]	Verona Pharma PLC, ADR	679,220
65,495	[1]	Verve Therapeutics, Inc.	913,000
4,713	[1]	Xenon Pharmaceuticals, Inc.	217,081
4,637	[1]	Zealand Pharma AS	256,283
24,665	[1]	Zentalis Pharmaceuticals, Inc.	373,675
		TOTAL	44,954,348
		Industrials—10.6%
16,000		ABB Ltd.	711,025
2,150		Comfort Systems USA, Inc.	442,190
6,750		Eaton Corp. PLC	1,625,535
4,362		General Electric Co.	556,722
5,200	[1]	GXO Logistics, Inc.	318,032
9,133		HEICO Corp.	1,633,620
751		Old Dominion Freight Lines, Inc.	304,403
11,123		Quanta Services, Inc.	2,400,343
7,000		Trane Technologies PLC	1,707,300
2,563	[1]	Uber Technologies, Inc.	157,804
11,054	[1]	Veralto Corp.	909,302
11,401		Wabtec Corp.	1,446,787
7,527		Xylem, Inc.	860,788
		TOTAL	13,073,851
		Information Technology—12.4%
825	[1]	Adobe, Inc.	492,195
3,730	[1]	Advanced Micro Devices, Inc.	549,839
14,623	[1]	Alteryx, Inc.	689,621
5,490	[1,2]	ARM Holdings PLC, ADR	412,546
5,175	[1]	Crowdstrike Holdings, Inc.	1,321,281
7,000	[1]	Datadog, Inc.	849,660
10,071	[1]	DoubleVerify Holdings, Inc.	370,411
17,937	[1]	HashiCorp, Inc.	424,031
7,383	[1]	Klaviyo, Inc.	205,100
1,744		Microsoft Corp.	655,814
1,647		Motorola Solutions, Inc.	515,659
5,100	[1]	Okta, Inc.	461,703
4,675	[1]	Palo Alto Networks, Inc.	1,378,564
5,774	[1]	Q2 Holdings, Inc.	250,649
2,550	[1]	Salesforce, Inc.	671,007
3,170	[1]	ServiceNow, Inc.	2,239,573
18,000	[1]	Shopify, Inc.	1,402,200
1,300		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	135,200
2,283	[1]	Tyler Technologies, Inc.	954,568
Annual Shareholder Report
6

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
4,735	[1]	Workday, Inc.	$ 1,307,144
		TOTAL	15,286,765
		Materials—3.8%
21,101		Agnico Eagle Mines Ltd.	1,157,390
27,298		Barrick Gold Corp.	493,821
968		Martin Marietta Materials	482,945
22,158		Newmont Corp.	917,119
5,100		Sherwin-Williams Co.	1,590,690
		TOTAL	4,641,965
		Real Estate—5.4%
29,500		Americold Realty Trust, Inc.	892,965
29,000	[1]	CoStar Group, Inc.	2,534,310
6,200		Gaming and Leisure Properties, Inc.	305,970
24,952		Physicians Realty Trust	332,111
5,000		ProLogis, Inc.	666,500
4,700		Ryman Hospitality Properties, Inc.	517,282
5,000		STAG Industrial, Inc.	196,300
38,500		VICI Properties, Inc.	1,227,380
		TOTAL	6,672,818
		Utilities—1.2%
5,100		American Electric Power Co., Inc.	414,222
7,600		Duke Energy Corp.	737,504
6,255		NextEra Energy, Inc.	379,929
		TOTAL	1,531,655
		TOTAL COMMON STOCKS (IDENTIFIED COST $66,745,318)	117,933,474
		U.S. TREASURIES—1.2%
		U.S. Treasury Notes—1.2%
$1,265,000		United States Treasury Note, 3.375%, 5/15/2033	1,214,795
259,000		United States Treasury Note, 4.375%, 10/31/2024	257,897
		TOTAL U.S. TREASURIES (IDENTIFIED COST $1,383,475)	1,472,692
		CORPORATE BONDS—0.9%
		Consumer Discretionary—0.4%
124,000		Airbnb, Inc., Conv. Bond, 0.000%, 3/15/2026	111,769
200,000		Mercadolibre, Inc., Sr. Unsecd. Note, 2.375%, 1/14/2026	186,912
200,000		NagaCorp Ltd., Sr. Unsecd. Note, 7.950%, 7/6/2024	196,450
		TOTAL	495,131
		Health Care—0.0%
25,200	[3]	CeQur S.A., Conv. Bond, 0.000%, 6/30/2034	29,962
		Industrials—0.1%
86,000		Fiverr International Ltd., Conv. Bond, 0.000%, 11/1/2025	76,328
		Information Technology—0.4%
125,000		DocuSign, Inc., Conv. Bond, 0.000%, 1/15/2024	124,765
145,000		Okta, Inc., Conv. Bond, 0.125%, 9/1/2025	133,527
95,000		RingCentral, Inc., Conv. Bond, 6.220%, 3/1/2025	88,502
145,000		Shopify, Inc., Conv. Bond, 0.125%, 11/1/2025	137,207
		TOTAL	484,001
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,041,982)	1,085,422
Annual Shareholder Report
7

Shares or Principal Amount			Value
		PREFERRED STOCKS—0.8%
		Financials—0.1%
2,715		JPMorgan Chase & Co., 5.750%	$ 67,875
2,890		Wells Fargo & Co., 5.625%	69,158
		TOTAL	137,033
		Health Care—0.4%
53,840	[3]	CeQur S.A.	261,578
32,229		Regulus Therapeutics, Inc.	41,253
1,382		Regulus Therapeutics, Inc.	176,896
		TOTAL	479,727
		Industrials—0.2%
10,000		FTAI Aviation Ltd.	252,800
		Real Estate—0.1%
3,100		Public Storage, 4.000%	56,265
2,700		Public Storage, 4.625%	57,753
2,600		Rexford Industrial Realty, Inc., 5.875%	61,152
		TOTAL	175,170
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,088,384)	1,044,730
		WARRANTS—0.2%
		Health Care—0.2%
11,450	[1]	Catabasis Pharmaceuticals, Inc., Warrants Expiration Date 2/8/2024	0
5,250	[1]	Minerva Neurosciences, Inc., Warrants Expiration Date 12/31/2099	32,287
5,696	[1]	Rezolute, Inc., Warrants Expiration Date 10/8/2027	397
1,400	[1]	Rezolute, Inc., Warrants Expiration Date 1/1/2099	1,390
44,952	[1]	Rezolute, Inc., Warrants Expiration Date 12/31/2099	44,615
26,500	[1]	Scynexis, Inc., Warrants Expiration Date 5/21/2024	204
644	[1]	Scynexis, Inc., Warrants Expiration Date 4/26/2029	1,014
53,000	[1]	Scynexis, Inc., Warrants Expiration Date 1/1/2099	118,190
		TOTAL WARRANTS (IDENTIFIED COST $563,503)	198,097
		REPURCHASE AGREEMENTS—2.0%
$1,782,000		Interest in $1,800,000,000 joint repurchase agreement 5.34%, dated 12/29/2023 under which Bank of Montreal will repurchase securities provided as collateral for $1,801,068,000 on 1/2/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2073 and the market value of those underlying securities was $1,855,100,040.	1,782,000
745,879		Interest in $1,800,000,000 joint repurchase agreement 5.34%, dated 12/29/2023 under which Bank of Montreal will repurchase securities provided as collateral for $1,801,068,000 on 1/2/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2073 and the market value of those underlying securities was $1,855,100,040 (purchased with proceeds from securities lending collateral).	745,879
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $2,527,879)	2,527,879
		TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $73,350,541)[4]	124,262,294
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[5]	(786,988)
		TOTAL NET ASSETS—100%	$123,475,306
Annual Shareholder Report
8

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended December 31, 2023, were as follows:
Affiliated	Value as of 12/31/2022	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 12/31/2023	Shares Held as of 12/31/2023	Dividend Income*
Health Care:
Albireo Pharma CVR, Rights**	$—	$126,205	$—	$—	$—	$126,205	58,700	$—
Amphastar Pharmaceuticals, Inc.	$938,110	$103,642	$(404,364)	$946,817	$215,630	$1,799,835	29,100	$—
Arcturus Therapeutics Holdings, Inc.	$1,106,284	$144,720	$(378,693)	$1,312,200	$(214,643)	$1,969,868	62,476	$—
aTyr Pharma, Inc.	$145,854	$167,324	$(40,538)	$19,796	$(122,390)	$170,046	120,600	$—
Dynavax Technologies Corp.	$2,070,948	$—	$(754,245)	$333,055	$306,044	$1,955,802	139,900	$—
Fusion Pharmaceuticals, Inc.	$44,415	$14,920	$—	$111,934	$—	$171,269	17,822	$—
Fusion Pharmaceuticals, Inc.	$—	$133,960	$—	$244,674	$—	$378,634	39,400	$—
Fusion Pharmaceuticals, Inc.	$—	$437,600	$—	$568,461	$—	$1,006,061	104,689	$—
IDEAYA Biosciences, Inc.	$657,754	$298,050	$(130,067)	$740,214	$20,917	$1,586,868	44,600	$—
Merus NV	$762,594	$325,614	$(502,099)	$484,967	$(78,711)	$992,365	36,086	$—
Minerva Neurosciences, Inc.	$27,388	$—	$—	$78,546	$—	$105,934	17,225	$—
Minerva Neurosciences, Inc.	$—	$40,500	$—	$(15,592)	$—	$24,908	4,050	$—
Minerva Neurosciences, Inc., Warrants Expira- tion Date 12/31/2099	$—	$52,447	$—	$(20,160)	$—	$32,287	5,250	$—
Orchard Therapeutics PLC, ADR**	$78,202	$38,859	$(41,632)	$538,758	$(289,069)	$325,118	19,764	$—
Regulus Therapeutics, Inc.	$44,154	$—	$—	$(2,901)	$—	$41,253	32,229	$—
Regulus Therapeutics, Inc.	$48,397	$—	$—	$(3,180)	$—	$45,217	35,326	$—
Regulus Therapeutics, Inc.	$—	$124,394	$—	$52,502	$—	$176,896	1,382	$—
Regulus Therapeutics, Inc.	$—	$14,179	$—	$5,984	$—	$20,163	15,752	$—
Rezolute, Inc.	$174,240	$—	$—	$(90,697)	$—	$83,543	84,174	$—
Rezolute, Inc., Warrants Expiration Date 10/8/2027	$3,452	$—	$—	$(3,055)	$—	$397	5,696	$—
Rezolute, Inc., Warrants Expiration Date 1/1/2099	$2,898	$—	$—	$(1,508)	$—	$1,390	1,400	$—
Rezolute, Inc., Warrants Expiration Date 12/31/2099	$93,051	$—	$—	$(48,436)	$—	$44,615	44,952	$—
Rhythm Pharmaceuticals, Inc.**	$3,316,768	$—	$(2,091,355)	$(864,877)	$1,079,934	$1,440,470	31,335	$—
Scynexis, Inc.	$63,826	$—	$(21,141)	$319,009	$(291,003)	$70,691	31,700	$—
Scynexis, Inc., Warrants Expiration Date 5/21/2024	$1,200	$—	$—	$(996)	$—	$204	26,500	$—
Scynexis, Inc., Warrants Expiration Date 4/26/2029	$570	$—	$—	$444	$—	$1,014	644	$—
Scynexis, Inc., Warrants Expiration Date 1/1/2099	$82,680	$—	$—	$35,510	$—	$118,190	53,000	$—
Affiliated Issuers no longer in the portfolio at period end	$5,496,546	$1,222,972	$(5,544,595)	$883,336	$(2,058,259)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$15,159,331	$3,245,386	$(9,908,729)	$5,624,805	$(1,431,550)	$12,689,243	1,063,752	$—

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At December 31, 2023, the Fund no longer has ownership of at least 5% of the voting shares.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its (“Valuation Committee”).

4	The cost of investments for federal tax purposes amounts to $74,920,265.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2023.
Annual Shareholder Report
9

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$91,768,695	$—	$264,218	$92,032,913
International	14,393,734	11,506,827	—	25,900,561
Preferred Stocks
Domestic	353,456	176,896	—	530,352
International	252,800	—	261,578	514,378
Debt Securities:
U.S. Treasuries	—	1,472,692	—	1,472,692
Corporate Bonds	—	1,055,460	29,962	1,085,422
Warrants	78,292	119,805	—	198,097
Repurchase Agreements	—	2,527,879	—	2,527,879
TOTAL SECURITIES	$106,846,977	$16,859,559	$555,758	$124,262,294

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ARM	—Adjustable Rate Mortgage
CVR	—Contingent Value Right
PLC	—Public Limited Company
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$15.10	$24.31	$25.46	$22.63	$18.55
Income From Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.08)	(0.24)	(0.22)	(0.10)
Net realized and unrealized gain (loss)	2.32	(6.87)	0.83	5.27	6.15
Total From Investment Operations	2.30	(6.95)	0.59	5.05	6.05
Less Distributions:
Distributions from net realized gain	—	(2.26)	(1.74)	(2.22)	(1.97)
Net Asset Value, End of Period	$17.40	$15.10	$24.31	$25.46	$22.63
Total Return[2]	15.23%	(30.09)%	2.51%	28.79%	33.82%
Ratios to Average Net Assets:
Net expenses[3]	1.54%	1.54%	1.50%	1.50%	1.51%
Net investment loss	(0.15)%	(0.51)%	(0.99)%	(1.01)%	(0.49)%
Expense waiver/reimbursement[4]	0.02%	0.00%[5]	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,266	$34,430	$55,366	$63,502	$57,988
Portfolio turnover[6]	56%	41%	34%	45%	43%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$13.73	$22.40	$23.65	$21.27	$17.57
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.11)	(0.28)	(0.26)	(0.15)
Net realized and unrealized gain (loss)	2.10	(6.30)	0.77	4.86	5.82
Total From Investment Operations	2.05	(6.41)	0.49	4.60	5.67
Less Distributions:
Distributions from net realized gain	—	(2.26)	(1.74)	(2.22)	(1.97)
Net Asset Value, End of Period	$15.78	$13.73	$22.40	$23.65	$21.27
Total Return[2]	14.93%	(30.26)%	2.26%	28.48%	33.52%
Ratios to Average Net Assets:
Net expenses[3]	1.79%	1.79%	1.75%	1.75%	1.76%
Net investment loss	(0.38)%	(0.73)%	(1.24)%	(1.26)%	(0.74)%
Expense waiver/reimbursement[4]	0.02%	0.00%[5]	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$90,210	$108,981	$150,983	$169,061	$129,327
Portfolio turnover[6]	56%	41%	34%	45%	43%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Assets and Liabilities
December 31, 2023

Assets:
Investment in securities, at value including $710,109 of securities loaned and $12,689,243 of investments in affiliated holdings* (identified cost $73,350,541, including $8,806,701 of identified cost in affiliated holdings)	$124,262,294
Cash	29,919
Income receivable	111,465
Receivable for investments sold	16,060
Receivable for shares sold	5,300
Total Assets	124,425,038
Liabilities:
Payable for investments purchased	35,805
Payable for shares redeemed	49,630
Payable for collateral due to broker for securities lending (Note 2)	745,879
Payable for investment adviser fee (Note 5)	12,605
Payable for administrative fee (Note 5)	794
Payable for auditing fees	30,490
Payable for portfolio accounting fees	16,675
Payable for distribution services fee (Note 5)	18,792
Accrued expenses (Note 5)	39,062
Total Liabilities	949,732
Net assets for 7,629,539 shares outstanding	$123,475,306
Net Assets Consist of:
Paid-in capital	$69,490,431
Total distributable earnings (loss)	53,984,875
Total Net Assets	$123,475,306
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$33,265,710 ÷ 1,911,692 shares outstanding, no par value, unlimited shares authorized	$17.40
Service Shares:
$90,209,596 ÷ 5,717,847 shares outstanding, no par value, unlimited shares authorized	$15.78

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Operations
Year Ended December 31, 2023

Investment Income:
Dividends (net of foreign taxes withheld of $26,208)	$1,248,367
Interest	596,555
Net income on securities loaned (Note 2)	31,320
TOTAL INCOME	1,876,242
Expenses:
Investment adviser fee (Note 5)	1,726,286
Administrative fee (Note 5)	106,557
Custodian fees	36,532
Transfer agent fees	14,047
Directors’/Trustees’ fees (Note 5)	1,900
Auditing fees	38,113
Legal fees	13,611
Portfolio accounting fees	65,153
Distribution services fee (Note 5)	249,323
Printing and postage	34,071
Miscellaneous (Note 5)	42,801
TOTAL EXPENSES	2,328,394
Waiver of investment adviser fee (Note 5)	(27,034)
Net expenses	2,301,360
Net investment income (loss)	(425,118)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(1,431,550) on sales of investments in affiliated holdings*)	4,668,304
Net realized loss on foreign currency transactions	(3,677)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $5,624,805 on investments in affiliated holdings*)	15,125,569
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	65
Net realized and unrealized gain (loss) on investments and foreign currency transactions	19,790,261
Change in net assets resulting from operations	$19,365,143

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Changes in Net Assets

Year Ended December 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(425,118)	$(1,052,951)
Net realized gain (loss)	4,664,627	(662,474)
Net change in unrealized appreciation/depreciation	15,125,634	(60,249,806)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,365,143	(61,965,231)
Distributions to Shareholders:
Primary Shares	—	(5,000,707)
Service Shares	—	(15,209,394)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(20,210,101)
Share Transactions:
Proceeds from sale of shares	9,539,789	30,701,378
Net asset value of shares issued to shareholders in payment of distributions declared	—	20,210,085
Cost of shares redeemed	(48,840,125)	(31,674,352)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(39,300,336)	19,237,111
Change in net assets	(19,935,193)	(62,938,221)
Net Assets:
Beginning of period	143,410,499	206,348,720
End of period	$123,475,306	$143,410,499
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Notes to Financial Statements
December 31, 2023
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■
Shares of other mutual funds or nonexchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Shareholder Report
16

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver of $27,034 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report
17

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency risk and market risks. Upon entering into a financial futures contract with a broker. the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
During the year ended December 31, 2023, the Fund held no futures contracts.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund also enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
During the year ended December 31, 2023, the Fund held no foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Annual Shareholder Report
18

As of December 31, 2023, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$710,109	$745,879
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 12/31/2023		Year Ended 12/31/2022
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	64,823	$1,054,395	126,871	$2,146,304
Shares issued to shareholders in payment of distributions declared	—	—	277,971	5,000,705
Shares redeemed	(432,844)	(6,923,247)	(402,248)	(6,715,513)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(368,021)	$(5,868,852)	2,594	$431,496
	Year Ended 12/31/2023		Year Ended 12/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	598,437	$8,485,394	1,893,686	$28,555,074
Shares issued to shareholders in payment of distributions declared	—	—	928,534	15,209,380
Shares redeemed	(2,819,473)	(41,916,878)	(1,623,969)	(24,958,839)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,221,036)	$(33,431,484)	1,198,251	$18,805,615
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,589,057)	$(39,300,336)	1,200,845	$19,237,111
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from net operating losses.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2023 and 2022, was as follows:
	2023	2022
Long-term capital gains	$—	$20,210,101
As of December 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$887,742
Net unrealized appreciation	$49,342,029
Undistributed long-term capital gains	$3,755,253
Other temporary differences	$(149)
TOTAL	$53,984,875
Annual Shareholder Report
19

At December 31, 2023, the cost of investments for federal tax purposes was $74,920,265. The net unrealized appreciation of investments for federal tax purposes was $49,342,029. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $53,151,439 and unrealized depreciation from investments for those securities having an excess of cost over value of $3,809,410. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for deferral of losses on wash sales, straddle loss deferrals, passive foreign investment company adjustments and discount accretion/premium amortization on debt securities.
The Fund used capital loss carryforwards of $721,039 to offset capital gains realized during the year ended.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended December 31, 2023, the Adviser voluntarily waived $27,034 of its fee.
Certain of the Fund’s assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended December 31, 2023, the Sub-Adviser earned a fee of $1,415,554.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2023, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
FSC may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2023, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$249,323
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2023, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Interfund Transactions
During the year ended December 31, 2023, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $279,841 and $159,136, respectively. Net realized gain recognized on these transactions was $33,933.
Annual Shareholder Report
20

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2023, were as follows:
Purchases	$63,193,777
Sales	$77,542,298
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities. A substantial portion of the Fund’s portfolio may be comprised of entities in the Health Care sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2023, the Fund had no outstanding loans. During the year ended December 31, 2023, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2023, there were no outstanding loans. During the year ended December 31, 2023, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Annual Shareholder Report
21

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Insurance Series and the Shareholders of Federated Hermes Kaufmann Fund II:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Kaufmann Fund II (the Fund), a portfolio of Federated Hermes Insurance Series, including the portfolio of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 15, 2024
Annual Shareholder Report
22

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2023	Ending Account Value 12/31/2023	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,068.80	$8.08
Service Shares	$1,000	$1,067.00	$9.38
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,017.39	$7.88
Service Shares	$1,000	$1,016.13	$9.15

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	1.55%
Service Shares	1.80%
Annual Shareholder Report
23

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2023, the Trust comprised six portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 101 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about the Trust and the Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: September 1993
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial
Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated
Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated
Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania,
Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities
Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and
Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company,
Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD;
Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
 Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee and Chair of the Board of Directors or Trustees of the Federated Hermes Fund
Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Member of the Compensation Committee, Equifax, Inc.;
Lead Director, Member of the Audit and Nominating and Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

Annual Shareholder Report
24

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Emerita,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as Director of the Office of Church Relations and later as Associate
General Secretary for the Diocese of Pittsburgh, a member of the Superior Court of Pennsylvania and as a Professor of Law,
Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania and previously served on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural
Rules Committee. Judge Lally-Green was then appointed by the Supreme Court of Pennsylvania and currently serves on the
Judicial Ethics Advisory Board. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State
Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director, CNX Resources Corporation (natural gas).
Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High
Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, Saint Vincent College; Director and
Chair, North Catholic High School, Inc.; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; and Director and
Vice Chair, Saint Francis University.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee and Chair of the Audit Committee of the Federated Hermes Fund Family; Sole
Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief
Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and
Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston,
MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and
Director, The Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Senior Vice President for Legal
Affairs, General Counsel and Secretary of Board of Directors, Duquesne University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and Secretary of Board of Directors and Director
of Risk Management and Associate General Counsel, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment,
Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC Mercy
Hospital, and as a member of the Board of Directors of Catholic Charities, Pittsburgh.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

Annual Shareholder Report
25

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Director and Vice President,
Federated Hermes, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, and Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
CEO of Passport Research, Ltd.; Director and President, Technology, Federated Services Company.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Hermes Fund Family;
Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated
Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd.
(investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior
Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and
Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012
Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial
Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

Annual Shareholder Report
26

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Kaufmann Fund II (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Global Investment Management Corp. (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose. The Independent Trustees also considered the presentation from the Fund’s portfolio managers received at the May Meetings regarding the Fund and its performance and other investment-related matters.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Advisers’ investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same
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adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation. The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and its extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2022. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes
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from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is
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affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and the advisory or administrative fees are not unreasonable. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Kaufmann Fund II (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
■ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
■ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Kaufmann Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916827
CUSIP 313916777
28136 (2/24)
© 2024 Federated Hermes, Inc.

Annual Shareholder Report
December 31, 2023

Share Class	Primary	Service

Federated Hermes Managed Volatility Fund II

A Portfolio of Federated Hermes Insurance Series
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2023 through December 31, 2023. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Managed Volatility Fund II (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2023, was 8.68% for the Primary Shares and 8.33% for the Service Shares. For the same period, the S&P 500® Index1 returned 26.29%, the Russell 1000® Value Index (R1000V) returned 11.46%, and the Bloomberg U.S. Aggregate Bond Index (BAB) returned 5.53%. Weighting 40% R1000V, 60% BAB with daily rebalancing, the Fund’s custom benchmark (the “Blended Index”)2 return for the period was 8.00%. The total return of the Morningstar US Insurance Tactical Allocation (MUITA),3 a peer group average for the Fund, was 10.74% during the same period. The Fund’s and the MUITA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses, which are not reflected in the total returns of the indexes.
The Fund’s investment strategy focused on income-earning investments, specifically equity and fixed-income4 securities that have high income potential, and managing the realized volatility of the overall portfolio through: (1) asset allocation, including derivative exposures; (2) sector and security selection for bonds; and (3) security selection for equities. These are the factors that most affected Fund performance relative to the Blended Index in the reporting period. These factors were used in pursuit of the Fund objectives of high current income and moderate capital appreciation, while managing the volatility of the overall portfolio.
The following discussion will focus on the performance of the Fund’s Primary Shares relative to the Blended Index.
MARKET OVERVIEW
The reporting period was defined by the U.S. Federal Reserve (the “Fed”) continuing to raise interest rates. At the same time, the Fed showed an intense desire to support market financial stability early in 2023 (by intervening during the March banking crisis), and then toward year end signaled interest rate cuts ahead for 2024. Stocks were the primary beneficiary of these developments, but bonds were also able to reach a positive return for the year.
In terms of volatility, the year developed differently for bonds and stocks. Bond volatility remained near the high end of its multi decade range in 2023, as measured by the Merrill Lynch Option Volatility Estimate Index, making a new post global financial crisis high in March of 2023. On the other hand, stock volatility, as measured by the CBOE Volatility Index (VIX Index), decreased during 2023 and ended the year at levels not seen since early 2020. The VIX Index did have two brief increases in March and October, but those were quelled by the two Fed actions discussed above.
On the bond side, the total return of 5.53% for the BAB snapped a two-year negative total return losing streak for the index. U.S. interest rates were volatile throughout the year, and it took a strong fourth quarter of 2023 rally in rates to post positive returns for the year. Specifically, the yield-to-maturity on the Bloomberg U.S. Treasury Index5 began the year at 4.08% and hit a low of 3.61% in early May and high of 5.12% in October before closing 2023 at 4.08%. Solid economic growth throughout most of the year kept upward pressure on U.S. rates as investors expected the Fed to maintain a “higher for longer” strategy to help reduce inflation back to the Fed’s stated goal of 2%. However, inflation proved less troublesome than most investors had expected with the Fed’s preferred inflation measure, Core Personal-Consumption-Expenditures, ending at 3.2% for 2023 compared to 4.7% at the end of 2022.
The cooling inflation backdrop allowed the Fed to slow its target Fed Funds rate increases from 50 basis points to 25 basis points and it did not increase the rate again during the reporting period after the July FOMC meeting. The Fed finished 2023 signaling rate hikes were potentially over for this rate hiking cycle. In addition, the Fed’s December Summary of Economic Projections called for three rate cuts in 2024, up from two in its last update in September. With the possibilities of the Fed’s rate hiking cycle being over and less probability of a recession in the near term, risk assets rallied into the end of the year.
On the equity side, it was a strong year for returns. Perhaps the most notable skew to U.S. equities in 2023 was the relative underperformance of value stocks and the historically large percentage of the S&P 500 return that was driven by the largest growth stocks. In terms of sectors, the top performing equity sectors were Information Technology, Communication Services, and Consumer Discretionary, while the worst performing sectors were Utilities, Energy, Consumer Staples, and Health Care.
ASSET ALLOCATIOn, including DERIVATIVES6 exposures
During the reporting period, the Fund invested in S&P 500 futures contracts (SP5FUT) for volatility risk management purposes. The goal of the SP5FUT trades was to attempt to achieve a realized Fund annualized volatility of returns of 10%. The actual realized volatility of daily returns for the Fund for the reporting period was 8.93%, within the target range of 8% to 12%. To achieve this, the Fund was long SP5FUT to increase equity exposure for the entire reporting period, with an average, minimum and maximum weight of 34.9%, 5.9% and 58.2%, respectively. The increase in the 2023 Fund return relative to the Blended Index due to the SP5FUT holdings was 4.98% (gross of fees). This was the largest factor affecting Fund performance relative to the Blended Index.
Annual Shareholder Report

Also, during the reporting period, the Fund invested in S&P 500 equity options (SP5EO), both puts and calls, for volatility risk management purposes. Fund management deemed the market environment for most of the reporting period to be favorable for being long (owning) SP5EO securities, and these securities served as a partial exposure hedge against the SP5FUT holdings mentioned above. The decrease in the 2023 Fund return relative to its Blended Index due to the SP5EO holdings was -3.05% (gross of fees). This was the second largest factor affecting Fund performance relative to the Blended Index.
SECTOR AND SECURITY SELECTION–bonds
For the reporting period, the fixed income component of the Fund slightly underperformed its benchmark, the BAB. Sector allocation was the largest positive contributor to the Fund’s fixed income performance in 2023 due primarily to the out-of-index allocations to high yield7 and trade finance loans which more than offset the negative contribution from the under-weight allocation to investment-grade8 corporates. Security selection in agency mortgage-backed securities, investment-grade corporates, emerging market, and high yield credits were positive contributors to performance. The fixed income’s yield curve9 steepening bias was a positive contributor to performance. The fixed income portfolio’s duration10 during the year averaged 99% of the BAB, resulting in the largest negative contribution to performance. This category was not material to Fund performance relative to the Blended Index.
Security SELECTION–equitieS
The equity component of the Fund contributed to the Fund’s current income objective and underperformed the R1000V during the reporting period. Fund management focused on realization of the Fund’s income and total return objectives by purchasing and holding benchmark securities with favorable forward return prospects based primarily on Fund management’s quantitative framework. The equity portfolio remained close to sector neutral relative to the R1000V. Relative to the equity component of the Blended Index, the main negative contributors were security selection in the Financials, Industrials, Health Care, and Communication Services sectors, and the main positive contributors were security selection in the Materials, Consumer Staples, and Information Technology sectors. This category was the third largest factor affecting Fund performance relative to the Blended Index.
1
 Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the S&P 500 Index.
2
 Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Blended Index.
3
 Please see the footnotes to the line graph below for definitions of, and further information about, the Morningstar peer group average.
4
 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
5
 The Bloomberg U.S. Treasury Index measures U.S dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury.*
6
 The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional instruments.
7
 High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
8
  Investment-grade securities are securities that are rated at least “BBB- (minus)” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB- (minus)” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower credit-worthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
9
 The yield curve is a graph showing the comparative yields of securities in a particular class according to maturity. Securities on the long end of the yield curve have longer maturities.
10 Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
*
 The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Managed Volatility Fund II (the “Fund”) from December 31, 2013 to December 31, 2023, compared to the Standard & Poor’s 500 Index (S&P 500),2,3 the Russell 1000® Value Index (R1000V),3,4 both broad-based securities market indexes, a blend of indexes comprised of 40% R1000V/60% Bloomberg U.S. Aggregate Bond Index (BAB) (“Blended Index”),3,4 and the Morningstar US Insurance Tactical Allocation Funds Average (MUITA).5 The Average Annual Total Return table below shows returns averaged over the stated periods.
GROWTH of a $10,000 Investment
Growth of $10,000 as of December 31, 2023

*
 The performance of the Primary Shares and Service Shares is substantially similar for the time period shown and, therefore, only one line appears in the graph.
Average Annual Total Returns for the Period Ended 12/31/2023
	1 Year	5 Years	10 Years
Primary Shares	8.68%	6.15%	4.19%
Service Shares[6]	8.33%	5.88%	4.04%
S&P 500	26.29%	15.69%	12.03%
R1000V	11.46%	10.91%	8.40%
Blended Index	8.00%	5.32%	4.68%
MUITA	10.74%	6.23%	4.26%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

1
 The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500, R1000V and the Blended Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2
 The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
3
 The S&P 500, R1000V and the Blended Index are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4
 The R1000V measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The R1000V is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The R1000V is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The Bloomberg U.S. Aggregate Bond Index measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities.
5
 Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of a $10,000 Investment line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
6
 The Fund’s Service (S) Class commenced operations on April 26, 2018. For the periods prior to the commencement of operations of the Fund’s S class, the performance information shown is for the Fund’s Primary (P) class. The performance of the P class has not been adjusted to reflect the expenses applicable to the S class. The total returns of the S class would have been substantially similar to the annual returns for the P class over the same period because the classes are invested in the same portfolio of securities and would differ only to the extent the classes do not have the same expenses. The expenses of the S class are higher than those of the P class; accordingly, the performance of the S class is anticipated to be lower than the performance of the P class.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At December 31, 2023, the Fund’s portfolio composition[1]was as follows:
Portfolio Composition	Percentage of Total Net Assets
Domestic Fixed-Income Securities	45.2%
Domestic Equity Securities	41.4%
International Equity Securities	2.5%
Foreign Governments/Agencies	0.2%
Other Securities Types[2]	0.2%
Project and Trade Finance Core Fund	2.2%
Federated Hermes High Income Bond Fund II, Class P	1.4%
Emerging Markets Core Fund	1.2%
Bank Loan Core Fund[3]	0.0%
Federated Hermes Short-Intermediate Government Fund, Institutional Shares[3]	0.0%
Cash Equivalents[4]	5.5%
Derivative Contracts[5]	0.8%
Other Assets and Liabilities—Net[6]	(0.6)%
TOTAL	100%
At December 31, 2023, the Fund’s sector composition7 of the Fund’s equity holdings was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	21.9%
Health Care	14.7%
Industrials	13.9%
Information Technology	9.6%
Consumer Staples	7.9%
Energy	7.7%
Real Estate	5.0%
Consumer Discretionary	5.0%
Materials	4.8%
Utilities	4.8%
Communication Services	4.7%
TOTAL	100%

1
See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the
Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments. Affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets are listed individually in the table.

2	Other Security Type consists of purchased put options.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
7
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS)
except that the Co-Advisers assign a classification to securities not classified by the GICS and to securities for which the Co-Advisers do not have access to the classification made by the GICS.

Annual Shareholder Report

Portfolio of Investments
December 31, 2023
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—43.9%
		Communication Services—2.1%
33,573		AT&T, Inc.	$ 563,355
22,830		Comcast Corp., Class A	1,001,095
2,512		Electronic Arts, Inc.	343,667
1,016	[1]	Iridium Communications, Inc.	41,818
968	[1]	Match Group, Inc.	35,332
1,327	[1]	Roku, Inc.	121,633
656	[1]	Take-Two Interactive Software, Inc.	105,583
1,148	[1]	T-Mobile USA, Inc.	184,059
17,181		Verizon Communications, Inc.	647,724
6,385		Walt Disney Co.	576,502
2,107	[1]	Warner Bros. Discovery, Inc.	23,978
980	[1]	ZoomInfo Technologies, Inc.	18,120
		TOTAL	3,662,866
		Consumer Discretionary—2.2%
2,556	[1]	Aptiv PLC	229,324
259		Best Buy Co., Inc.	20,274
1,578		BorgWarner, Inc.	56,571
362	[1]	Capri Holdings Ltd.	18,187
4,653		Carter’s, Inc.	348,463
449	[1]	DoorDash, Inc.	44,402
7,207		eBay, Inc.	314,369
555	[1]	Etsy, Inc.	44,983
12,351		Ford Motor Co.	150,559
1,326		Gap (The), Inc.	27,727
1,026		Gentex Corp.	33,509
309		Las Vegas Sands Corp.	15,206
19		Lear Corp.	2,683
123		LKQ Corp.	5,878
463		Lowe’s Cos., Inc.	103,041
2,168		McDonald’s Corp.	642,834
3,865		MGM Resorts International	172,688
28,320		Newell Brands, Inc.	245,818
4	[1]	NVR, Inc.	28,002
232	[1]	O’Reilly Automotive, Inc.	220,418
1,010	[1]	Pet Acquistion LLC	3,192
4,531		Pulte Group, Inc.	467,690
7,002	[1]	Rivian Automotive, Inc.	164,267
2,070	[1]	Royal Caribbean Cruises, Ltd.	268,044
1,680		Tapestry, Inc.	61,841
17		Thor Industries, Inc.	2,010
623		Toll Brothers, Inc.	64,038
100		Vail Resorts, Inc.	21,347
272		Williams-Sonoma, Inc.	54,884
		TOTAL	3,832,249
		Consumer Staples—3.5%
14,864		Altria Group, Inc.	599,614
210		Casey’s General Stores, Inc.	57,695
1,397		Church and Dwight, Inc.	132,100
1,413		Colgate-Palmolive Co.	112,630
246		Constellation Brands, Inc., Class A	59,471
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
2,274		General Mills, Inc.	$ 148,128
1,154		Hershey Foods Corp.	215,152
2,933		Kimberly-Clark Corp.	356,389
4,511	[1]	Maplebear, Inc.	105,873
6,803		Molson Coors Beverage Co., Class B	416,412
3,866		Mondelez International, Inc.	280,014
2,174		PepsiCo, Inc.	369,232
2,061		Philip Morris International, Inc.	193,899
6,735		Procter & Gamble Co.	986,947
3,468		Smucker (J.M.) Co.	438,286
7,898		The Coca-Cola Co.	465,429
7,449		WalMart, Inc.	1,174,335
		TOTAL	6,111,606
		Energy—3.4%
654		APA Corp.	23,465
5,655		Baker Hughes a GE Co. LLC	193,288
6,293		Chevron Corp.	938,664
7,490		ConocoPhillips	869,364
1,218		Coterra Energy, Inc., Class A	31,083
16,666		Exxon Mobil Corp.	1,666,267
2,891		Hess Corp.	416,767
15,319		Marathon Oil Corp.	370,107
3,929		Marathon Petroleum Corp.	582,906
748		Pioneer Natural Resources, Inc.	168,210
2,244		Schlumberger Ltd.	116,778
2,214		TechnipFMC PLC	44,590
3,000		TXO Energy Partners, LP	54,540
3,563		Valero Energy Corp.	463,190
		TOTAL	5,939,219
		Financials—9.6%
2,444		Affiliated Managers Group	370,071
1,186		Ally Financial, Inc.	41,415
1,820		American Express Co.	340,959
8,165		American International Group, Inc.	553,179
9,385		Annaly Capital Management, Inc.	181,787
6,463		Axis Capital Holdings Ltd.	357,856
26,185		Bank of America Corp.	881,649
10,075		Bank of New York Mellon Corp.	524,404
5,895	[1]	Berkshire Hathaway, Inc., Class B	2,102,511
282		BlackRock, Inc.	228,928
5,498	[1]	Brighthouse Financial, Inc.	290,954
200,000	[1]	Cab Payments Holdings Ltd.	210,847
843		Charles Schwab Corp.	57,998
7,311		Citigroup, Inc.	376,078
438		Comerica, Inc.	24,445
10,469		Corebridge Financial, Inc.	226,759
4,459		Discover Financial Services	501,192
153		First Citizens Bancshares, Inc., Class A	217,102
947	[1]	Fiserv, Inc.	125,799
211		Global Payments, Inc.	26,797
1,339		Goldman Sachs Group, Inc.	516,546
1,558		Hartford Financial Services Group, Inc.	125,232
28,825		Huntington Bancshares, Inc.	366,654
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
911		Janus Henderson Group PLC	$ 27,467
10,990		JPMorgan Chase & Co.	1,869,399
829		Lazard Ltd., Class A	28,849
6,419		Lincoln National Corp.	173,120
622		M&T Bank Corp.	85,264
4,801		MetLife, Inc.	317,490
10,865		MGIC Investment Corp.	209,586
3,724		Morgan Stanley	347,263
3,605		Old Republic International Corp.	105,987
5,476		OneMain Holdings, Inc.	269,419
1,152	[1]	PayPal Holdings, Inc.	70,744
1,497		PNC Financial Services Group, Inc.	231,810
5,046		Prudential Financial, Inc.	523,321
3,019		Regions Financial Corp.	58,508
423		S&P Global, Inc.	186,340
18,838		SLM Corp.	360,183
6,096		State Street Corp.	472,196
11,574		Synchrony Financial	442,011
2,041		The Travelers Cos., Inc.	388,790
4,985		Truist Financial Corp.	184,046
11,590		Virtu Financial, Inc.	234,813
651		Webster Financial Corp. Waterbury	33,045
21,575		Wells Fargo & Co.	1,061,922
19,044		Western Union Co.	227,005
868	[1]	WEX, Inc.	168,869
722		Willis Towers Watson PLC	174,146
		TOTAL	16,900,755
		Health Care—6.4%
2,628		Abbott Laboratories	289,264
106		Agilent Technologies, Inc.	14,737
7,654	[1]	Boston Scientific Corp.	442,478
10,803		Bristol-Myers Squibb Co.	554,302
4,241		Cardinal Health, Inc.	427,493
1,153	[1]	Centene Corp.	85,564
3,077		CVS Health Corp.	242,960
2,205		Danaher Corp.	510,105
305		Dentsply Sirona, Inc.	10,855
1,241		Elevance Health, Inc.	585,206
9,946	[1]	Exelixis, Inc.	238,605
601	[1]	GE HealthCare Technologies, Inc.	46,469
8,375		Gilead Sciences, Inc.	678,459
1,745		HCA Healthcare, Inc.	472,337
571		Humana, Inc.	261,409
1,396	[1]	Illumina, Inc.	194,379
247	[1]	Incyte Genomics, Inc.	15,509
170	[1]	Jazz Pharmaceuticals PLC	20,910
9,696		Johnson & Johnson	1,519,751
1,173		McKesson Corp.	543,076
2,129		Medtronic PLC	175,387
10,953		Merck & Co., Inc.	1,194,096
1,440	[1]	Mirati Therapeutics, Inc.	84,600
1,349	[1]	Moderna, Inc.	134,158
9,428		Pfizer, Inc.	271,432
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
3,801	[1]	R1 RCM, Inc.	$ 40,177
279	[1]	Regeneron Pharmaceuticals, Inc.	245,043
20,000	[1]	Sagimet Biosciences, Inc.	108,400
1,035		STERIS PLC	227,545
16,031	[1]	Teladoc Health, Inc.	345,468
1,350	[1]	Tenet Healthcare Corp.	102,019
1,085		The Cigna Group	324,903
562		Thermo Fisher Scientific, Inc.	298,304
756		UnitedHealth Group, Inc.	398,011
610	[1]	Vertex Pharmaceuticals, Inc.	248,203
65		Zimmer Biomet Holdings, Inc.	7,910
		TOTAL	11,359,524
		Industrials—6.1%
5,690		3M Co.	622,031
399		Acuity Brands, Inc.	81,727
1,047		AECOM	96,774
2,940		Allison Transmission Holdings, Inc.	170,961
278		Automatic Data Processing, Inc.	64,766
4,353	[1]	Azek Co., Inc.	166,502
2,796	[1]	Boeing Co.	728,805
1,121		Broadridge Financial Solutions	230,646
2,791	[1]	Builders Firstsource, Inc.	465,930
2,389		C.H. Robinson Worldwide, Inc.	206,386
337		Caterpillar, Inc.	99,641
4,182	[1]	Clarivate PLC	38,725
148	[1]	Clean Harbors, Inc.	25,827
3,563		CSX Corp.	123,529
3,421		Delta Air Lines, Inc.	137,627
193		Donaldson Co., Inc.	12,613
1,315		Eaton Corp. PLC	316,678
757		Emcor Group, Inc.	163,080
447		Emerson Electric Co.	43,506
15,000	[1]	Eurogroup Laminations S.p.A.	64,418
3,509		Expeditors International Washington, Inc.	446,345
435		FedEx Corp.	110,042
2,757		Ferguson PLC	532,294
4,610		Fortune Brands Innovations, Inc.	351,005
915	[1]	Gates Industrial Corp PLC	12,279
4,547		General Electric Co.	580,334
2,504		Honeywell International, Inc.	525,114
622		Hubbell, Inc.	204,594
2,175		Hunt (J.B.) Transportation Services, Inc.	434,434
1,678		Ingersoll-Rand, Inc.	129,777
6,302		KBR, Inc.	349,194
2,214		L3Harris Technologies, Inc.	466,313
1,895		Landstar System, Inc.	366,967
3,723		MSC Industrial Direct Co.	376,991
1,783		Otis Worldwide Corp.	159,525
1,066		Owens Corning, Inc.	158,013
730		Parker-Hannifin Corp.	336,311
574		Pentair PLC	41,736
281		Republic Services, Inc.	46,340
1,816		RTX Corp	152,798
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
10,000	[1]	Skymark Airlines, Inc.	$ 71,749
997		Trane Technologies PLC	243,168
1,229		TransUnion	84,445
7		United Rentals, Inc.	4,014
734	[1]	Veralto Corp.	60,379
2,592		Vertiv Holdings Co.	124,494
448		Waste Management, Inc.	80,237
8,185	[1]	Willscot Corp.	364,232
569	[1]	XPO, Inc.	49,839
		TOTAL	10,723,135
		Information Technology—4.2%
3,735	[1]	Advanced Micro Devices, Inc.	550,576
1,182		Applied Materials, Inc.	191,567
1,426	[1]	AppLovin Corp.	56,826
1,419	[1]	CCC Intelligent Solutions Holdings, Inc.	16,162
4,378	[1]	Cirrus Logic, Inc.	364,206
21,466		Cisco Systems, Inc.	1,084,462
9,727	[1]	DXC Technology Co.	222,457
1,245	[1]	GoDaddy, Inc.	132,169
21,026		Hewlett Packard Enterprise Co.	357,022
1,087		IBM Corp.	177,779
18,501		Intel Corp.	929,675
2,000	[1]	IONOS SE	38,540
12,981		Juniper Networks, Inc.	382,680
318		Lam Research Corp.	249,077
7,137		Marvell Technology, Inc.	430,432
453		Micron Technology, Inc.	38,659
1,302		MKS Instruments, Inc.	133,937
5,503	[1]	Nutanix, Inc.	262,438
4,030		Oracle Corp.	424,883
632	[1]	Pure Storage, Inc.	22,537
2,427	[1]	Qorvo, Inc.	273,304
513		Qualcomm, Inc.	74,195
2,332	[1]	Salesforce, Inc.	613,643
2,013	[1]	UiPath, Inc.	50,003
1,394	[1]	Verisign, Inc.	287,108
773	[1]	Western Digital Corp.	40,482
		TOTAL	7,404,819
		Materials—2.1%
667		Avery Dennison Corp.	134,841
6,587		Dow, Inc.	361,231
1,756		Ecolab, Inc.	348,303
2,483		Linde PLC	1,019,793
10,000	[1]	Lithium Royalty Corp.	67,016
1,891		LyondellBasell Industries N.V.	179,796
844		Mosaic Co./The	30,156
317		Newmarket Corp.	173,028
3,006		Newmont Corp.	124,419
1,630		Nucor Corp.	283,685
3,258		Olin Corp.	175,769
155		Packaging Corp. of America	25,251
173		Reliance Steel & Aluminum Co.	48,385
601		Royal Gold, Inc.	72,697
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
2,879		Steel Dynamics, Inc.	$ 340,010
8,039		WestRock Co.	333,779
		TOTAL	3,718,159
		Real Estate—2.2%
2,493		Americold Realty Trust, Inc.	75,463
2,936		Apartment Income REIT Corp.	101,967
2,534		Avalonbay Communities, Inc.	474,416
2,638	[1]	CBRE Group, Inc.	245,571
4,401		Cubesmart	203,986
498		Digital Realty Trust, Inc.	67,021
630		Equinix, Inc.	507,396
340		Federal Realty Investment Trust	35,037
2,640		First Industrial Realty Trust	139,049
6,483		Host Hotels & Resorts, Inc.	126,224
106	[1]	Howard Hughes Holdings, Inc.	9,068
3,419		Iron Mountain, Inc.	239,262
641		ProLogis, Inc.	85,445
1,547		Public Storage	471,835
502		SBA Communications, Corp.	127,352
3,600		Simon Property Group, Inc.	513,504
13,889		Weyerhaeuser Co.	482,921
		TOTAL	3,905,517
		Utilities—2.1%
3,886		Atmos Energy Corp.	450,387
100		Brookfield Renewable Corp.	2,879
15,331		Clearway Energy, Inc.	392,167
7,077		Clearway Energy, Inc.	194,122
3,900		Consolidated Edison Co.	354,783
6,365		NextEra Energy, Inc.	386,610
9,005		PPL Corp.	244,036
8,043		Public Service Enterprises Group, Inc.	491,829
12,139		UGI Corp.	298,619
11,124		Vistra Corp.	428,497
7,461		Xcel Energy, Inc.	461,911
		TOTAL	3,705,840
		TOTAL COMMON STOCKS (IDENTIFIED COST $62,843,554)	77,263,689
		U.S. TREASURIES—18.2%
		Treasury Inflation-Indexed Note—0.0%
$ 12,985		U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2046	10,633
		U.S. Treasury Bond—2.9%
150,000		United States Treasury Bond, 1.375%, 11/15/2040	99,676
760,000		United States Treasury Bond, 1.625%, 11/15/2050	453,747
660,000		United States Treasury Bond, 2.375%, 2/15/2042	507,272
20,000		United States Treasury Bond, 2.750%, 11/15/2047	15,595
2,950,000		United States Treasury Bond, 2.875%, 5/15/2052	2,353,831
1,000		United States Treasury Bond, 3.000%, 11/15/2044	828
900,000		United States Treasury Bond, 3.000%, 2/15/2049	734,062
1,100,000		United States Treasury Bond, 3.125%, 5/15/2048	918,156
		TOTAL	5,083,167
		U.S. Treasury Note—15.3%
330,000		United States Treasury Note, 0.625%, 7/31/2026	302,260
900,000		United States Treasury Note, 0.625%, 8/15/2030	730,133
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	U.S. TREASURIES—continued
	U.S. Treasury Note—continued
$ 200,000	United States Treasury Note, 0.875%, 11/15/2030	$ 164,344
675,000	United States Treasury Note, 1.250%, 12/31/2026	623,057
300,000	United States Treasury Note, 1.375%, 11/15/2031	249,188
400,000	United States Treasury Note, 1.500%, 1/31/2027	371,395
200,000	United States Treasury Note, 1.625%, 5/15/2031	171,581
900,000	United States Treasury Note, 1.750%, 12/31/2024	873,422
325,000	United States Treasury Note, 1.750%, 3/15/2025	314,041
500,000	United States Treasury Note, 2.125%, 11/30/2024	487,793
1,150,000	United States Treasury Note, 2.250%, 3/31/2024	1,141,285
50,000	United States Treasury Note, 2.250%, 11/15/2027	47,006
3,500,000	United States Treasury Note, 2.500%, 4/30/2024	3,466,777
500,000	United States Treasury Note, 2.500%, 5/31/2024	494,297
3,800,000	United States Treasury Note, 2.625%, 5/31/2027	3,637,906
500,000	United States Treasury Note, 2.750%, 4/30/2027	481,055
5,700,000	United States Treasury Note, 2.750%, 7/31/2027	5,472,063
40,000	United States Treasury Note, 2.875%, 5/31/2025	39,087
680,000	United States Treasury Note, 3.000%, 6/30/2024	672,818
110,000	United States Treasury Note, 3.125%, 8/31/2027	106,923
1,600,000	United States Treasury Note, 3.500%, 2/15/2033	1,552,250
250,000	United States Treasury Note, 3.625%, 3/31/2028	247,296
150,000	United States Treasury Note, 3.875%, 11/30/2027	149,695
750,000	United States Treasury Note, 4.000%, 2/28/2030	753,979
300,000	United States Treasury Note, 4.125%, 7/31/2028	303,109
2,100,000	United States Treasury Note, 4.375%, 11/30/2030	2,160,375
150,000	United States Treasury Note, 4.625%, 6/30/2025	150,345
1,800,000	United States Treasury Note, 5.000%, 9/30/2025	1,818,468
	TOTAL	26,981,948
	TOTAL U.S. TREASURIES (IDENTIFIED COST $34,242,996)	32,075,748
	CORPORATE BONDS—11.3%
	Basic Industry - Chemicals—0.1%
50,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	46,746
75,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	73,989
	TOTAL	120,735
	Basic Industry - Metals & Mining—0.0%
60,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	55,646
30,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	21,174
	TOTAL	76,820
	Capital Goods - Aerospace & Defense—0.5%
125,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	117,929
45,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	34,473
75,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	76,831
85,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	80,419
25,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	24,375
110,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	105,375
100,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	101,832
90,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	90,818
95,000	RTX Corp, Sr. Unsecd. Note, 5.150%, 2/27/2033	96,863
100,000	Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	96,035
	TOTAL	824,950
	Capital Goods - Building Materials—0.1%
35,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	32,372
20,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	19,608
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Building Materials—continued
$ 90,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	$ 85,590
25,000	Carrier Global Corp., Sr. Unsecd. Note, 144A, 5.900%, 3/15/2034	27,050
20,000	Carrier Global Corp., Sr. Unsecd. Note, 144A, 6.200%, 3/15/2054	23,143
	TOTAL	187,763
	Capital Goods - Construction Machinery—0.1%
100,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	96,407
170,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	163,083
	TOTAL	259,490
	Capital Goods - Diversified Manufacturing—0.2%
45,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	43,000
45,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	34,246
50,000	Honeywell International, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2034	50,275
65,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	58,785
70,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	64,438
45,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	38,574
	TOTAL	289,318
	Capital Goods - Packaging—0.1%
125,000	Packaging Corp of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	123,267
	Communications - Cable & Satellite—0.3%
50,000	CCO Safari II LLC, 6.484%, 10/23/2045	49,178
25,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	15,603
225,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	217,196
150,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	148,021
90,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	77,977
	TOTAL	507,975
	Communications - Media & Entertainment—0.3%
115,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	71,933
40,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 5.375%, 6/15/2033	40,648
50,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	48,713
75,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	71,366
65,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	52,293
45,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	36,657
100,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	91,552
100,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	88,208
	TOTAL	501,370
	Communications - Telecom Wireless—0.3%
50,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	42,969
60,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	40,969
100,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	70,001
105,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	78,652
90,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.200%, 1/15/2033	92,303
60,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	59,239
70,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	68,300
	TOTAL	452,433
	Communications - Telecom Wirelines—0.3%
150,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	140,369
203,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	151,073
45,000	AT&T, Inc., Sr. Unsecd. Note, 5.400%, 2/15/2034	46,427
45,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	39,748
80,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	63,728
100,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	85,728
	TOTAL	527,073
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—0.2%
$ 75,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.800%, 10/3/2025	$ 76,341
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	133,712
100,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	89,790
60,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	61,200
	TOTAL	361,043
	Consumer Cyclical - Retailers—0.2%
45,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	38,657
90,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	80,785
50,000	AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	44,465
40,000	AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	39,308
20,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	19,697
40,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	37,621
	TOTAL	260,533
	Consumer Cyclical - Services—0.1%
65,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.500%, 6/3/2050	43,303
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	116,117
15,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	13,208
	TOTAL	172,628
	Consumer Non-Cyclical - Food/Beverage—0.3%
85,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	67,951
25,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	20,997
100,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	95,964
145,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	120,017
70,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	61,167
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 10/21/2051	49,798
90,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	79,223
	TOTAL	495,117
	Consumer Non-Cyclical - Health Care—0.2%
27,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	22,023
27,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	25,274
85,000	CVS Health Corp., Sr. Unsecd. Note, 4.250%, 4/1/2050	71,093
60,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	61,357
90,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	60,376
65,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	58,862
80,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	56,439
25,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	25,272
10,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 3/15/2026	9,759
	TOTAL	390,455
	Consumer Non-Cyclical - Pharmaceuticals—0.5%
83,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	81,826
110,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	112,815
110,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	115,813
75,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	62,385
70,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	59,742
75,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	52,724
40,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	34,748
30,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2033	31,283
60,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	59,991
60,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	60,157
45,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	45,974
91,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	60,053
115,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	82,750
	TOTAL	860,261
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—0.1%
$ 50,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	$ 38,472
125,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	107,298
25,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	26,249
55,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	57,061
	TOTAL	229,080
	Energy - Independent—0.1%
55,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	58,798
80,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	84,137
60,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	66,088
	TOTAL	209,023
	Energy - Integrated—0.0%
80,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	60,479
	Energy - Midstream—0.5%
45,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	39,892
40,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	39,205
35,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	31,246
115,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	85,240
60,000	Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	61,939
15,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	14,984
95,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	94,723
50,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	51,456
110,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	107,707
75,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	67,301
20,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	21,266
110,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	99,692
100,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	92,022
100,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	91,091
	TOTAL	897,764
	Energy - Oil Field Services—0.0%
85,000	Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	82,649
	Energy - Refining—0.1%
75,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	67,032
50,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	47,990
75,000	Valero Energy Corp., Sr. Unsecd. Note, 2.800%, 12/1/2031	63,682
	TOTAL	178,704
	Financial Institution - Banking—2.2%
100,000	American Express Co., Sr. Unsecd. Note, 4.990%, 5/1/2026	99,746
115,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	113,060
135,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	110,285
350,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	329,922
50,000	Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	50,142
75,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	74,046
50,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	48,797
75,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.273%, 3/1/2030	67,047
95,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	81,085
195,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	188,257
90,000	Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	85,832
70,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	72,461
100,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	103,817
50,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	49,656
150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.948%, 10/21/2027	137,270
275,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	222,308
100,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	96,981
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 120,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	$ 97,579
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	85,728
325,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	308,189
75,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	76,112
75,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	71,095
30,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	32,294
45,000	Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	45,016
325,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	310,130
40,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	31,959
55,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	44,250
80,000	Northern Trust Corp., Sub., 6.125%, 11/2/2032	85,941
110,000	PNC Financial Services Group, Inc., Sub Note, 4.626%, 6/6/2033	103,807
45,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	43,607
50,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	51,040
125,000	US Bancorp, 4.967%, 7/22/2033	118,564
30,000	US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	30,959
30,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	30,148
100,000	Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	108,847
300,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	285,958
	TOTAL	3,891,935
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
40,000	BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	40,376
100,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	81,976
100,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	100,852
	TOTAL	223,204
	Financial Institution - Finance Companies—0.1%
50,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	50,591
85,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	87,269
40,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	41,128
	TOTAL	178,988
	Financial Institution - Insurance - Health—0.1%
90,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	90,075
145,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.050%, 5/15/2041	113,388
	TOTAL	203,463
	Financial Institution - Insurance - Life—0.3%
45,000	Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	46,031
50,000	CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	51,590
10,000	Lincoln National Corp., Sr. Unsecd. Note, 3.400%, 1/15/2031	8,968
110,000	Lincoln National Corp., Sr. Unsecd. Note, 3.625%, 12/12/2026	107,052
100,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	85,439
70,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	55,652
100,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	84,513
75,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	69,969
	TOTAL	509,214
	Financial Institution - Insurance - P&C—0.3%
100,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	82,332
30,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	29,215
125,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	128,992
200,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	264,719
45,000	Travelers Cos., Inc., Sr. Unsecd. Note, 5.450%, 5/25/2053	48,603
	TOTAL	553,861
	Financial Institution - REIT - Apartment—0.2%
135,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	129,073
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Apartment—continued
$ 135,000		Mid-America Apartment Communities LP, 4.000%, 11/15/2025	$ 132,692
110,000		UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	103,685
		TOTAL	365,450
		Financial Institution - REIT - Healthcare—0.2%
100,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	80,103
125,000		Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	119,203
75,000		Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	65,461
100,000		Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	98,542
		TOTAL	363,309
		Financial Institution - REIT - Office—0.1%
130,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	101,296
100,000		Boston Properties LP, Sr. Unsecd. Note, 3.650%, 2/1/2026	96,323
40,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	27,834
		TOTAL	225,453
		Financial Institution - REIT - Other—0.1%
70,000		WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	65,763
50,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	49,793
		TOTAL	115,556
		Financial Institution - REIT - Retail—0.1%
75,000		Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	82,299
135,000		Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	129,668
		TOTAL	211,967
		Technology—0.8%
165,000		Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	120,717
65,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 8/20/2050	42,662
65,000		Apple, Inc., Sr. Unsecd. Note, 4.000%, 5/10/2028	64,892
112,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	109,436
20,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	19,114
5,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	4,055
50,000		CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	46,827
45,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	46,151
100,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	97,412
30,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.700%, 7/15/2027	30,018
35,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.625%, 7/15/2052	35,610
95,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	89,446
100,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	98,752
65,000		Microsoft Corp., Sr. Unsecd. Note, 2.525%, 6/1/2050	44,430
200,000		Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	195,370
125,000		Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	92,697
85,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	91,014
110,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	107,403
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	24,725
40,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	36,599
35,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	29,021
		TOTAL	1,426,351
		Technology Services—0.2%
110,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	100,919
85,000		Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	85,189
90,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	77,186
		TOTAL	263,294
		Transportation - Railroads—0.2%
75,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 4/1/2025	73,407
75,000	[2]	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +2.050%), 4/15/2054	78,147
Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Transportation - Railroads—continued
$ 110,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.500%, 5/1/2050	$ 84,572
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	56,535
100,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	89,112
	TOTAL	381,773
	Transportation - Services—0.3%
45,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	44,750
70,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.900%, 5/1/2033	69,944
65,000	FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	50,315
80,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	72,152
80,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	65,708
30,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	30,486
70,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	71,571
50,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	47,035
75,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.250%, 6/1/2028	76,044
	TOTAL	528,005
	Utility - Electric—1.1%
165,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	145,893
50,000	American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	49,596
60,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	62,543
100,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	84,198
75,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	78,887
15,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	16,946
65,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	63,950
100,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	94,957
125,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	96,650
75,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	72,306
50,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	41,276
100,000	Enel Finance International S.A., Co. Guarantee, 144A, 6.000%, 10/7/2039	101,891
190,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	160,308
25,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	20,275
100,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	90,170
100,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	86,738
93,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	88,343
50,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	48,085
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	171,202
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	56,193
10,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	10,201
100,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	95,903
125,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	111,833
100,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	95,271
20,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	20,305
	TOTAL	1,963,920
	Utility - Natural Gas—0.3%
25,000	Enbridge, Inc., Sr. Unsecd. Note, 6.700%, 11/15/2053	29,110
40,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	33,544
70,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	70,137
130,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	123,960
120,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	100,944
90,000	TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	85,956
	TOTAL	443,651
	TOTAL CORPORATE BONDS (IDENTIFIED COST $21,346,288)	19,918,324
Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.7%
		Agency—0.2%
$ 290,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.720%, 10/25/2048	$ 281,204
		Commercial Mortgage—0.4%
110,000		Bank 2022-BNK40, Class A4, 3.393%, 3/15/2064	97,868
85,000		Bank, Class A4, 3.488%, 11/15/2050	79,820
200,000		Benchmark Mortgage Trust 2020-B19, Class A5, 1.850%, 9/15/2053	158,968
50,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	46,736
200,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	193,794
100,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	92,089
		TOTAL	669,275
		Federal Home Loan Mortgage Corporation—0.1%
225,506		Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 9/25/2029	203,341
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,276,153)	1,153,820
		FOREIGN GOVERNMENTS/AGENCIES—0.2%
		Sovereign—0.2%
200,000		Mexico, Government of, 3.750%, 1/11/2028	192,770
100,000		Poland, Government of, Sr. Unsecd. Note, 4.000%, 1/22/2024	99,804
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $298,558)	292,574
		MORTGAGE-BACKED SECURITIES—0.0%
		Government National Mortgage Association—0.0%
2,718		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	2,804
1,708		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,776
4,776		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	4,930
5,970		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	6,177
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $15,132)	15,687
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal National Mortgage Association—0.0%
1,515	[2]	Federal National Mortgage Association ARM, 6.094%, 9/1/2037 (IDENTIFIED COST $1,519)	1,546
		PURCHASED CALL OPTION—0.1%
70,000	[1]	SPDR S&P 500 ETF Trust (CALL-Option), Notional Amount $333,888,100 Exercise Price $485, Expiration Date 1/19/2024 (IDENTIFIED COST $144,927)	142,800
		PURCHASED PUT OPTION—0.1%
50,000	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $238,491,500 Exercise Price $470, Expiration Date 1/19/2024 (IDENTIFIED COST $104,020)	117,250
		INVESTMENT COMPANIES—20.2%
1,739		Bank Loan Core Fund	15,220
260,626		Emerging Markets Core Fund	2,150,161
434,303		Federated Hermes High Income Bond Fund II, Class P	2,458,157
1,124		Federated Hermes Short-Intermediate Government Fund, Institutional Shares	11,048
3,182,360		Mortgage Core Fund	26,890,940
443,371		Project and Trade Finance Core Fund	3,897,234
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $36,160,485)	35,422,760
		REPURCHASE AGREEMENT—5.2%
$9,192,000		Interest in $1,800,000,000 joint repurchase agreement 5.34%, dated 12/29/2023 under which Bank of Montreal will repurchase securities provided as collateral for $1,801,068,000 on 1/2/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2073 and the market value of those underlying securities was $1,855,100,040. (IDENTIFIED COST $9,192,000)	9,192,000
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $165,625,632)[3]	175,596,198
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	213,176
		TOTAL NET ASSETS—100%	$175,809,374
Annual Shareholder Report

At December 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
S&P 500 E-Mini Long Futures	280	$67,480,000	March 2024	$1,932,849
United States Treasury Notes 2-Year Long Futures	60	$12,354,844	March 2024	$69,725
United States Treasury Notes 5-Year Long Futures	80	$8,701,875	March 2024	$198,570
United States Treasury Notes 10-Year Ultra Long Futures	5	$590,078	March 2024	$27,006
Short Futures:
United States Treasury Notes 10-Year Short Futures	235	$26,529,297	March 2024	$(703,801)
United States Treasury Ultra Bond Short Futures	14	$1,870,312	March 2024	$(165,913)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,358,436
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers. Transactions with affiliated fund holdings during the period ended December 31, 2023, were as follows:
Affiliates	Value as of 12/31/2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 12/31/2023	Shares Held as of 12/31/2023	Dividend Income
Bank Loan Core Fund	$13,706	$1,366	$—	$148	$—	$15,220	1,739	$1,366
Emerging Markets Core Fund	$2,389,776	$879,754	$(1,210,000)	$309,309	$(218,678)	$2,150,161	260,626	$179,736
Federated Hermes High Income Bond Fund II, Class P	$2,753,671	$166,459	$(600,000)	$99,244	$38,783	$2,458,157	434,303	$166,458
Federated Hermes Short-Intermediate Govern- ment Fund, Institutional Shares	$10,633	$390	$—	$25	$—	$11,048	1,124	$361
Mortgage Core Fund	$21,642,062	$9,753,886	$(4,850,000)	$920,744	$(575,752)	$26,890,940	3,182,360	$1,103,886
Project and Trade Finance Core Fund	$3,567,737	$274,730	$—	$54,767	$—	$3,897,234	443,371	$274,793
TOTAL OF AFFILIATED TRANSACTIONS	$30,377,585	$11,076,585	$(6,660,000)	$1,384,237	$(755,647)	$35,422,760	4,323,523	$1,726,600

1	Non-income-producing security.
2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3	The cost of investments for federal tax purposes amounts to $167,954,690.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$72,734,688	$—	$—	$72,734,688
International	4,143,447	385,554	—	4,529,001
Debt Securities:
U.S. Treasuries	—	32,075,748	—	32,075,748
Corporate Bonds	—	19,918,324	—	19,918,324
Collateralized Mortgage Obligations	—	1,153,820	—	1,153,820
Foreign Governments/Agencies	—	292,574	—	292,574
Mortgage-Backed Securities	—	15,687	—	15,687
Adjustable Rate Mortgage	—	1,546	—	1,546
Purchased Call Option	142,800	—	—	142,800
Purchased Put Option	117,250	—	—	117,250
Investment Companies[1]	31,525,526	—	—	35,422,760
Repurchase Agreement	—	9,192,000	—	9,192,000
TOTAL SECURITIES	$108,663,711	$63,035,253	$—	$175,596,198
Other Financial Instruments:[2]
Assets	$2,228,150	$—	$—	$2,228,150
Liabilities	(869,714)	—	—	(869,714)
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,358,436	$—	$—	$1,358,436

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $3,897,234 is measured at fair value using the net assets value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities.The price of shares redeemed of Project and Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the
PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
SPDR	—Standard & Poor’s Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.46	$12.90	$11.09	$11.30	$9.60
Income From Investment Operations:
Net investment income (loss)[1]	0.20	0.16	0.19	0.19	0.24
Net realized and unrealized gain (loss)	0.52	(1.72)	1.83	(0.13)	1.68
Total From Investment Operations	0.72	(1.56)	2.02	0.06	1.92
Less Distributions:
Distributions from net investment income	(0.16)	(0.21)	(0.21)	(0.27)	(0.22)
Distributions from net realized gain	—	(2.67)	—	—	—
Total Distributions	(0.16)	(2.88)	(0.21)	(0.27)	(0.22)
Net Asset Value, End of Period	$9.02	$8.46	$12.90	$11.09	$11.30
Total Return[2]	8.68%	(13.75)%	18.51%	0.93%	20.23%
Ratios to Average Net Assets:
Net expenses[3]	0.95%	0.95%	0.93%	0.92%	0.91%
Net investment income	2.39%	1.72%	1.58%	1.82%	2.28%
Expense waiver/reimbursement[4]	0.13%	0.11%	0.02%	0.01%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$174,228	$173,194	$217,682	$586,281	$651,498
Portfolio turnover[5]	47%	51%	60%	61%	47%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.63	$12.90	$11.09	$11.27	$9.59
Income From Investment Operations:
Net investment income (loss)[1]	0.19	0.14	0.16	0.16	0.21
Net realized and unrealized gain (loss)	0.52	(1.74)	1.84	(0.12)	1.68
Total From Investment Operations	0.71	(1.60)	2.00	0.04	1.89
Less Distributions:
Distributions from net investment income	(0.14)	—	(0.19)	(0.22)	(0.21)
Distributions from net realized gain	—	(2.67)	—	—	—
Total Distributions	(0.14)	(2.67)	(0.19)	(0.22)	(0.21)
Net Asset Value, End of Period	$9.20	$8.63	$12.90	$11.09	$11.27
Total Return[2]	8.33%	(14.00)%	18.25%	0.71%	19.92%
Ratios to Average Net Assets:
Net expenses[3]	1.20%	1.20%	1.16%	1.17%	1.16%
Net investment income	2.14%	1.47%	1.38%	1.57%	2.03%
Expense waiver/reimbursement[4]	0.13%	0.11%	0.02%	0.01%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,581	$1,576	$1,949	$39,680	$44,161
Portfolio turnover[5]	47%	51%	60%	61%	47%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
December 31, 2023

Assets:
Investment in securities, at value including $35,422,760 of investments in affiliated holdings* (identified cost $165,625,632, including $36,160,485 of identified cost in affiliated holdings)	$175,596,198
Cash	992
Due from broker (Note 2)	2,000
Income receivable	570,628
Income receivable from affiliated holdings	135,981
Receivable for investments sold	22,272
Receivable for shares sold	42,205
Total Assets	176,370,276
Liabilities:
Payable for investments purchased	280,955
Payable for shares redeemed	13,740
Payable for variation margin on futures contracts	150,107
Payable for investment adviser fee (Note 5)	8,791
Payable for administrative fee (Note 5)	2,154
Payable for auditing fees	30,490
Payable for custodian fees	21,734
Payable for portfolio accounting fees	33,059
Payable for distribution services fee (Note 5)	329
Accrued expenses (Note 5)	19,543
Total Liabilities	560,902
Net assets for 19,492,825 shares outstanding	$175,809,374
Net Assets Consist of:
Paid-in capital	$181,832,256
Total distributable earnings (loss)	(6,022,882)
Total Net Assets	$175,809,374
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$174,227,840 ÷ 19,320,979 shares outstanding, no par value, unlimited shares authorized	$9.02
Service Shares:
$1,581,534 ÷ 171,846 shares outstanding, no par value, unlimited shares authorized	$9.20

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended December 31, 2023

Investment Income:
Dividends (including $1,726,600 received from affiliated holdings*and net of foreign taxes withheld of $386)	$3,338,627
Interest	2,394,528
TOTAL INCOME	5,733,155
Expenses:
Investment adviser fee (Note 5)	1,286,764
Administrative fee (Note 5)	269,409
Custodian fees	42,448
Transfer agent fees	17,483
Directors’/Trustees’ fees (Note 5)	2,057
Auditing fees	38,113
Legal fees	14,010
Portfolio accounting fees	125,306
Distribution services fee (Note 5)	3,883
Printing and postage	33,357
Miscellaneous (Note 5)	29,065
TOTAL EXPENSES	1,861,895
Waiver/reimbursement of investment adviser fee (Note 5)	(219,165)
Net expenses	1,642,730
Net investment income	4,090,425
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized loss on investments (including net realized loss of $(755,647) on sales of investments in affiliated holdings*)	(3,828,193)
Net realized gain on foreign currency transactions	3,330
Net realized gain on futures contracts	7,368,276
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $1,384,237 on investments in affiliated holdings*)	5,739,915
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	(75)
Net change in unrealized appreciation of futures contracts	875,257
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	10,158,510
Change in net assets resulting from operations	$14,248,935

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended December 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,090,425	$3,233,732
Net realized gain (loss)	3,543,413	(9,154,345)
Net change in unrealized appreciation/depreciation	6,615,097	(23,779,774)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,248,935	(29,700,387)
Distributions to Shareholders:
Primary Shares	(3,205,320)	(47,808,168)
Service Shares	(24,674)	(400,234)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,229,994)	(48,208,402)
Share Transactions:
Proceeds from sale of shares	3,643,010	5,130,009
Net asset value of shares issued to shareholders in payment of distributions declared	3,229,994	48,208,376
Cost of shares redeemed	(16,852,254)	(20,291,100)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,979,250)	33,047,285
Change in net assets	1,039,691	(44,861,504)
Net Assets:
Beginning of period	174,769,683	219,631,187
End of period	$175,809,374	$174,769,683
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
December 31, 2023
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Managed Volatility Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation. The Co-Advisers each are registered as a “commodity pool operator” with respect to operation of the Fund.
Effective April 30, 2023, Federated Global Investment Management Corp. resigned as Co-Adviser of the Fund. Federated Investment Management Company and Federated Equity Management Company of Pennsylvania remain as Co-Advisers to the Fund. Effective the same date, a service agreement between Federated Investment Management Company (FIMCO) and Federated Hermes (UK) LLP (Federated UK) pursuant to which Federated UK provided certain non-discretionary credit research and analysis services to FIMCO was terminated. Fees, if any, paid to Federated UK for these services were paid by FIMCO and not by the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Co-Advisers, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Co-Advisers’ valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Co-Advisers’ valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Co-Advisers as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Co-Advisers are subject to the Trustees oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Co-Advisers’ fair value determinations.
The Co-Advisers acting through their Valuation Committee, are responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Co-Advisers and certain of the Co-Advisers’ affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an
Annual Shareholder Report

investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Co-Advisers. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Co-Advisers’ fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Co-Advisers.
The Co-Advisers have also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Co-Advisers have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Co-Advisers. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Co-Advisers and their affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver/reimbursement of $219,165 is disclosed in Note 5.
Annual Shareholder Report

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $80,306,685 and $26,606,601, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments.
At December 31, 2023, the Fund had no outstanding written option contracts.
Annual Shareholder Report

The average market value of purchased put and call options held by the Fund throughout the period was $319,121 and $10,985, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Co-Advisers.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$574,413*
Equity contracts		—	Payable for variation margin on futures contracts	(1,932,849)*
Equity contracts	Purchased options, within Investment in securities at value	260,050		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$260,050		$(1,358,436)

*
Includes cumulative (appreciation)/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$1,214,119	$—	$1,214,119
Equity contracts	6,154,157	(5,042,810)	1,111,347
TOTAL	$7,368,276	$(5,042,810)	$2,325,466

1	The net realized loss on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$(1,095,738)	$—	$(1,095,738)
Equity contracts	1,970,995	34,526	2,005,521
TOTAL	$875,257	$34,526	$909,783

1	The net change in unrealized appreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 12/31/2023		Year Ended 12/31/2022
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	427,564	$3,625,602	530,991	$4,916,770
Shares issued to shareholders in payment of distributions declared	388,995	3,205,320	5,219,233	47,808,168
Shares redeemed	(1,957,443)	(16,716,743)	(2,158,898)	(19,972,108)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(1,140,884)	$(9,885,821)	3,591,326	$32,752,830
	Year Ended 12/31/2023		Year Ended 12/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,011	$17,408	21,072	$213,239
Shares issued to shareholders in payment of distributions declared	2,930	24,674	42,757	400,208
Shares redeemed	(15,657)	(135,511)	(32,386)	(318,992)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(10,716)	$(93,429)	31,443	$294,455
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,151,600)	$(9,979,250)	3,622,769	$33,047,285
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income	$3,229,994	$20,666,153
Long-term capital gains	$—	$27,542,249
As of December 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$4,094,082
Net unrealized appreciation	$7,641,508
Capital loss carryforwards	$(17,758,472)
TOTAL	$(6,022,882)
At December 31, 2023, the cost of investments for federal tax purposes was $167,954,690. The net unrealized appreciation of investments for federal tax purposes was $7,641,508. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $14,992,028 and unrealized depreciation from investments for those securities having an excess of cost over value of $7,350,520. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities, the deferral of losses on wash sales and mark-to-market of futures contracts.
As of December 31, 2023, the Fund had a capital loss carryforward of $17,758,472 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$5,409,679	$12,348,793	$17,758,472
The Fund used capital loss carryforwards of $4,616,824 to offset capital gains realized during the year ended December 31, 2023.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The co-advisory agreement between the Fund and the Co-Advisers provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Co-Advisers may voluntarily choose to waive any portion of their fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended December 31, 2023, the Co-Advisers voluntarily waived $205,311 of their fee.
Annual Shareholder Report

The Co-Advisers have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended December 31, 2023, the Co-Advisers reimbursed $13,854.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
In addition to the fees described above, the Fund agrees to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to commodities Futures Trading Commission Rule 4.5. For the year ended December 31, 2023, the annualized fee paid to FAS was 0.157% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Co-Advisers and certain of their affiliates (which may include, FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2023, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, proxy-related expenses and extraordinary expenses, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.95% and 1.20% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Co-Advisers and their applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the year ended December 31, 2023, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$3,883
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2023, FSC did not retain any fees paid by the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Co-Advisers which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2023, were as follows:
Purchases	$64,510,740
Sales	$55,088,703
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest,
Annual Shareholder Report

on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2023, the Fund had no outstanding loans. During the year ended December 31, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2023, there were no outstanding loans. During the year ended December 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
Of the ordinary income distributions made by the Fund during the year ended December 31, 2023, 48.82% qualify for the dividend received deduction available to corporate shareholders. 51.18% of total ordinary income distributions are eligible to be treated as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Insurance Series and THE Shareholders of Federated Hermes Managed Volatility Fund II:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Managed Volatility Fund II (the Fund), a portfolio of Federated Hermes Insurance Series, including the portfolio of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 15, 2024
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2023	Ending Account Value 12/31/2023	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,042.80	$4.89
Service Shares	$1,000	$1,040.70	$6.17
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,020.42	$4.84
Service Shares	$1,000	$1,019.16	$6.11

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.95%
Service Shares	1.20%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2023, the Trust comprised six portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 101 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about the Trust and the Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: September 1993
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial
Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated
Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated
Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania,
Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities
Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and
Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company,
Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD;
Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
 Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee and Chair of the Board of Directors or Trustees of the Federated Hermes Fund
Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Member of the Compensation Committee, Equifax, Inc.;
Lead Director, Member of the Audit and Nominating and Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Emerita,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as Director of the Office of Church Relations and later as Associate
General Secretary for the Diocese of Pittsburgh, a member of the Superior Court of Pennsylvania and as a Professor of Law,
Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania and previously served on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural
Rules Committee. Judge Lally-Green was then appointed by the Supreme Court of Pennsylvania and currently serves on the
Judicial Ethics Advisory Board. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State
Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director, CNX Resources Corporation (natural gas).
Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High
Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, Saint Vincent College; Director and
Chair, North Catholic High School, Inc.; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; and Director and
Vice Chair, Saint Francis University.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee and Chair of the Audit Committee of the Federated Hermes Fund Family; Sole
Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief
Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and
Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston,
MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and
Director, The Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Senior Vice President for Legal
Affairs, General Counsel and Secretary of Board of Directors, Duquesne University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and Secretary of Board of Directors and Director
of Risk Management and Associate General Counsel, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment,
Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC Mercy
Hospital, and as a member of the Board of Directors of Catholic Charities, Pittsburgh.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

John B. Fisher Birth Date: May 16, 1956 President Officer since: November 2004
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Director and Vice President,
Federated Hermes, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, and Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
CEO of Passport Research, Ltd.; Director and President, Technology, Federated Services Company.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Hermes Fund Family;
Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated
Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd.
(investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior
Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and
Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012
Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial
Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Managed Volatility Fund II (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (the “Adviser”), under which they will serve as co-advisers to the Fund (the “Co-Advisers”), for an additional one-year term (the “Contract”). The Board noted the resignation of Federated Global Investment Management Corp., the Fund’s former co-adviser, effective April 30, 2023. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Co-Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Co-Advisers’ investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Co-Advisers’ profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the
Annual Shareholder Report

fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. Also, in weighing these factors, the Board considered the aggregate advisory fee paid by the Fund for the services of all Co-Advisers in addition to considering the allocation of that aggregate fee among the Co-Advisers and the rationale for that allocation. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Co-Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate in the implementation of the Fund’s strategy, as well as separately, to the extent to which specific services provided by a Co-Adviser are distinguishable and subject to meaningful assessment. The Board considered the Co-Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Co-Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Co-Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Co-Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income
Annual Shareholder Report

earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided by the Co-Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Co-Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Co-Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
For the periods ended December 31, 2022, the Fund’s performance fell below the Performance Peer Group median for the three-year and five-year periods, and was above the Performance Peer Group median for the one-year period. The Board discussed the Fund’s performance with the Co-Advisers and recognized the efforts being taken by the Co-Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Co-Advisers’ overall capabilities to manage the Fund.
Annual Shareholder Report

Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Co-Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Co-Advisers from its relationships with the Fund were not unreasonable in relation to the services provided.
Annual Shareholder Report

The Board considered that the Contract provides for payment of a single advisory fee by the Fund for all services provided by the Co-Advisers. The Board further considered that the Contract permits the Co-Advisers to allocate the advisory fee in a manner commensurate with the services they provide to the Fund. Throughout the year, as well as in connection with its May Meetings, the Board considered the fee allocation and the Co-Advisers’ analysis as to whether the allocation of fees among the Co-Advisers continued to be a reasonable proxy for and measurement of the level of resources and services provided by each Co-Adviser toward the management of the Fund. The Board noted the reallocation of the advisory fee among the remaining Co-Advisers in connection with the resignation of Federated Global Investment Management Corp., the Fund’s former co-adviser, effective April 30, 2023.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints or to apply breakpoints, at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Managed Volatility Fund II (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
■ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
■ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Annual Shareholder Report

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Managed Volatility Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916108
CUSIP 313916744
G00845-01 (2/24)
© 2024 Federated Hermes, Inc.

Annual Shareholder Report
December 31, 2023

Share Class	Primary	Service

Federated Hermes Quality Bond Fund II

A Portfolio of Federated Hermes Insurance Series
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2023 through December 31, 2023. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance
The total return of Federated Hermes Quality Bond Fund II (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2023, was 6.14% for the Primary Shares and 5.85% for the Service Shares. The total return of the Fund’s broad-based benchmark, the Bloomberg US Intermediate Credit Index (BICI),1 was 6.94% during the same period. The 6.14% total return of the Fund’s Primary Shares consisted of 2.78% of taxable dividends and 3.36% of appreciation in the net asset value of shares. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of the BICI.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the BICI were: (a) overall interest rate sensitivity of the portfolio, as measured by the effective duration2 of the Fund, (b) the selection of various industries and sectors of the corporate bond market,3 and (c) individual security selection.
The following discussion will focus on the performance of the Fund’s Primary Shares relative to the BICI.
market overview
The reporting period was a continuation of sorts of the prior year. Through the end of December, the Federal Reserve (the “Fed”) raised short-term interest rates a total of 75 basis points, adding to 425 basis points of increases in the comparable 2022 period. Policymakers had indicated early in the period they would continue to raise the federal funds target rate into restrictive territory and keep it there for some time until their job was done.
A very resilient U.S. economy afforded the Fed the ability to keep tightening to combat higher inflation, which moderated significantly over the period but remained above the Fed’s 2% target. During the reporting period, the markets dealt with the early spring failures of Silicon Valley Bank and Signature Bank and the associated sharp declines in Treasury yields, although this disruption proved relatively short-lived.
Over the course of the 12-month period, the Fed raised rates only three times, with the final occurrence at the July 26 meeting. Also during the year, the Fed upgraded 2023 U.S. Economic Projections and decreased its inflation expectations (GDP from 0.4% to 2.6%, unemployment from 4.5% to 3.8% and core inflation from 3.9% to 3.2%). At the final meeting of the year in December, in its Summary of Economic Projections for 2024, the Fed called for three rate cuts, up from two at its September update, inflation and economic growth to slow and unemployment to rise slightly from 3.8% to 4.1%. Fed Chair Powell also surprised markets with his dovish view of Fed policy. He explained that since Fed policy works with a lag, the Fed would not wait to achieve its 2% inflation target before cutting the federal funds target rate since that would cause the Fed to overshoot. This was distinctly different from statements earlier in the period and furthered the growing consensus of a “soft landing” scenario.
As an indication of rate volatility, the 10-year Treasury yield started the reporting period at 3.88%, dropped to 3.31% following the bank failures, increased as high as 4.99% in October, and ended the fiscal year exactly where it started at 3.88%. Credit spreads as measured by the Bloomberg US Intermediate Credit Index Option Adjusted Spread started the reporting period at 103 basis points, widened to as high as 136 basis points after the bank failures, and subsequently closed the year near the period low of 80 basis points. A question hovering over the market as it entered a new year was whether, just as consensus expectations for a recession and rate cuts failed to materialize in 2023, expectations for a soft landing and minimal Fed rate cuts prove to be overly optimistic.
Duration, yield CURVE and DeRIVATIVEs MANAGEMENT
Duration was the largest driver of negative performance. As noted above, the aggressive rate moves throughout the fiscal year had a significant impact on interest rates across the yield curve.4 The Fund was slightly long duration relative to the BICI throughout the fiscal year. For the year, on average, the Fund was 102% of the interest rate-sensitivity of the BICI, which detracted from performance as interest rates rose.
Derivatives,5 which were U.S. Treasury futures that were used to adjust duration targets, had a negative effect on Fund performance during the reporting period.
Annual Shareholder Report
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Sector Allocation
The decision to overweight or underweight positions to specific corporate sectors and/or ratings quality was a positive contributor to performance relative to the BICI. The Fund was underweight the more defensive non-corporate components, which underperformed the BICI during the year and added to performance. Within the corporate space, the Fund was overweight in the Communications, Energy, Finance and REITs sectors, all of which outperformed the BICI and thus were additive to performance. In contrast, an underweight position in the Banking sector, which outperformed, and the Fund’s cash position detracted from relative performance.
SECURITY SELECTION
The Fund maintained a more defensive posture with regard to security selection through the period and given the stronger economy, security selection detracted from performance relative to the BICI. Security selection was positive in the Consumer Cyclical and Consumer Non-Cyclical sectors. However, this performance was more than offset by weaker selection in the Banking, Electric and Basic Industries sectors. Specific credit instruments that contributed the most to Fund performance included: Textron, Smithfield Foods and Welltower. Conversely, credit instruments that most negatively affected Fund performance included: HSBC, PNC and Truist.
1
 Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BICI.
2
 Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
3
 Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
4
 The yield curve is a graph showing the comparative yields of securities in a particular class according to maturity. Securities on the long end of the yield curve have longer maturities.
5
 The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Quality Bond Fund II (the “Fund”) from December 31, 2013 to December 31, 2023, compared to the Bloomberg US Intermediate Credit Index (BICI).2 The Average Annual Total Returns table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2023

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Period Ended 12/31/2023
	1 Year	5 Years	10 Years
Primary Shares	6.14%	2.36%	2.25%
Service Shares	5.85%	2.10%	2.00%
BICI	6.94%	2.44%	2.46%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
1
 The Fund’s performance assumes the reinvestment of all dividends and distributions. The BICI has been adjusted to reflect reinvestment of dividends on securities in the index.
2
 The BICI measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets. The index only includes securities with maturity between one and ten years. It is composed of the Bloomberg US Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities. The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
3

Portfolio of Investments Summary Table (unaudited)
At December 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Bonds	97.2%
Mortgage-Backed Securities[2,3]	0.0%
Securities Lending Collateral[4]	0.8%
Cash Equivalents[5]	1.7%
Derivative Contracts[6]	0.1%
Other Assets and Liabilities—Net[7]	0.2%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities.
3	Represents less than 0.1%.
4	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
6
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
4

Portfolio of Investments
December 31, 2023
Principal Amount			Value
		CORPORATE BONDS—97.2%
		Basic Industry - Chemicals—0.3%
$ 500,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 493,260
		Basic Industry - Metals & Mining—0.9%
350,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	312,281
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	170,208
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	202,172
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	324,601
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 6.125%, 10/6/2028	366,964
		TOTAL	1,376,226
		Capital Goods - Aerospace & Defense—3.1%
600,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	574,008
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	274,033
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	184,633
600,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	566,057
500,000		Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	464,637
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	387,903
600,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	502,510
335,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	326,630
800,000		RTX Corp, Sr. Unsecd. Note, 4.125%, 11/16/2028	782,225
460,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 7.376% (CME Term SOFR 3 Month +1.996%), 2/15/2042	362,551
		TOTAL	4,425,187
		Capital Goods - Building Materials—1.3%
415,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	383,837
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	784,313
155,000		Carrier Global Corp., Sr. Unsecd. Note, 144A, 5.900%, 3/15/2034	167,711
300,000		Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	247,535
300,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	284,979
		TOTAL	1,868,375
		Capital Goods - Construction Machinery—1.6%
500,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	453,597
205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	203,032
600,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	550,558
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	573,624
510,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	474,402
		TOTAL	2,255,213
		Capital Goods - Diversified Manufacturing—2.8%
700,000		GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	663,091
205,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	195,889
400,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	346,679
555,000		Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	467,720
585,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	526,275
430,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	365,192
875,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	856,115
500,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	439,825
235,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	227,411
		TOTAL	4,088,197
		Capital Goods - Packaging—0.3%
500,000		WestRock Co., Sr. Unsecd. Note, Series WI, 3.750%, 3/15/2025	490,951
Annual Shareholder Report
5

Principal Amount			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—1.7%
$1,000,000		CCO Safari II LLC, 4.908%, 7/23/2025	$ 991,061
400,000		Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	375,657
300,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	289,595
750,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	740,107
		TOTAL	2,396,420
		Communications - Media & Entertainment—2.2%
300,000		British Sky Broadcasting Group PLC, Sr. Unsecd. Note, 144A, 3.750%, 9/16/2024	296,209
220,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	214,338
250,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	237,885
500,000		Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	497,946
500,000		Netflix, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	506,788
310,000		Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	276,933
805,000		S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	718,891
500,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.054%, 3/15/2029	474,646
		TOTAL	3,223,636
		Communications - Telecom Wireless—2.1%
500,000		American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	455,836
430,000		Crown Castle Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	356,357
250,000		Crown Castle Inc., Sr. Unsecd. Note, 4.800%, 9/1/2028	246,933
250,000		Crown Castle Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	247,673
450,000		T-Mobile USA, Inc., Series WI, 3.750%, 4/15/2027	436,603
450,000		T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	426,853
500,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	504,073
395,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	389,993
		TOTAL	3,064,321
		Communications - Telecom Wirelines—1.7%
300,000		AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	278,583
877,000		AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	715,234
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	283,072
300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	278,919
800,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	658,366
110,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	94,878
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	160,011
		TOTAL	2,469,063
		Consumer Cyclical - Automotive—3.7%
605,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	556,844
300,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	301,976
250,000		Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	243,756
290,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	303,627
200,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	215,596
250,000	[2]	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	244,270
250,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	253,433
500,000		General Motors Financial Co., Inc., 1.250%, 1/8/2026	462,799
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	448,951
300,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	292,048
210,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	216,732
680,000		Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.125%, 9/16/2024	656,210
200,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	181,723
500,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	494,257
500,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	464,576
		TOTAL	5,336,798
Annual Shareholder Report
6

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—2.4%
$1,000,000	[2]	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	$ 897,608
470,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	421,068
265,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	256,100
240,000		AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	236,367
275,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	249,717
500,000		Dollar Tree, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	491,283
320,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	259,746
120,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	115,709
580,000		Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	475,317
90,000		Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	92,371
		TOTAL	3,495,286
		Consumer Cyclical - Services—1.7%
200,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	165,852
500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	474,419
300,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.000%, 4/13/2025	293,798
170,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	163,310
260,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	252,547
400,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	403,258
750,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	734,799
54,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	47,549
		TOTAL	2,535,532
		Consumer Non-Cyclical - Food/Beverage—5.5%
750,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	762,395
1,015,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	909,953
750,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	751,929
380,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	364,663
500,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	498,750
915,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	847,535
450,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	445,577
417,000	[2]	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	400,788
900,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	883,309
300,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	276,632
300,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	232,294
510,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	419,081
60,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	57,507
450,000		Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	430,492
700,000		Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	676,071
		TOTAL	7,956,976
		Consumer Non-Cyclical - Health Care—2.8%
250,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	242,413
203,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	199,911
1,290,000		CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	1,268,931
235,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	212,807
470,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	457,944
300,000		GE Healthcare Holding LLC, Sr. Unsecd. Note, 5.857%, 3/15/2030	315,318
300,000		GE Healthcare Holding LLC, Sr. Unsecd. Note, 5.905%, 11/22/2032	320,146
85,000		HCA, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2027	80,610
500,000		HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	508,062
450,000		PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	408,878
		TOTAL	4,015,020
Annual Shareholder Report
7

Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—4.2%
$ 500,000	Abbott Laboratories, Sr. Unsecd. Note, 1.150%, 1/30/2028	$ 445,998
453,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	446,590
455,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	425,541
300,000	AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	294,840
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	64,497
1,000,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	1,028,462
140,000	Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	140,067
235,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	216,396
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	576,633
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	194,980
235,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	200,562
600,000	Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	590,520
152,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	150,971
220,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	215,594
670,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	551,197
240,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	224,046
300,000	Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 3.150%, 10/1/2026	277,990
	TOTAL	6,044,884
	Consumer Non-Cyclical - Products—0.3%
200,000	Kenvue, Inc., Sr. Unsecd. Note, 5.000%, 3/22/2030	206,600
200,000	Kenvue, Inc., Sr. Unsecd. Note, 5.350%, 3/22/2026	203,397
	TOTAL	409,997
	Consumer Non-Cyclical - Supermarkets—0.5%
610,000	Kroger Co., Bond, 6.900%, 4/15/2038	690,674
	Consumer Non-Cyclical - Tobacco—2.0%
350,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	346,936
250,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	223,877
300,000	BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	338,983
290,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	284,179
300,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	305,547
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2030	508,490
140,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	146,902
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	296,801
360,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	373,491
	TOTAL	2,825,206
	Energy - Independent—2.3%
215,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	181,703
160,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	171,049
700,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	693,122
100,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	98,393
1,000,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	987,330
200,000	Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	204,213
180,000	Ovintiv, Inc., Sr. Unsecd. Note, 6.250%, 7/15/2033	186,231
325,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 1.125%, 1/15/2026	301,827
550,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	467,541
	TOTAL	3,291,409
	Energy - Integrated—1.4%
300,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	248,780
500,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	489,062
500,000	Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	479,851
530,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	583,180
Annual Shareholder Report
8

Principal Amount		Value
	CORPORATE BONDS—continued
	Energy - Integrated—continued
$ 175,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	$ 174,688
	TOTAL	1,975,561
	Energy - Midstream—2.7%
265,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	236,966
500,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	490,062
205,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	199,736
300,000	Energy Transfer LP, Sr. Unsecd. Note, 3.750%, 5/15/2030	278,728
290,000	MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	271,365
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	386,960
345,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	335,400
120,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	127,595
500,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 3.550%, 12/15/2029	460,720
140,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	128,831
400,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	421,386
600,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	578,567
	TOTAL	3,916,316
	Energy - Oil Field Services—0.2%
300,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	295,676
	Energy - Refining—1.0%
600,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	596,428
185,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	171,975
335,000	Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	367,805
215,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	247,565
	TOTAL	1,383,773
	Financial Institution - Banking—22.8%
1,085,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,066,693
700,000	Bank of America Corp., Sr. Unsecd. Note, 1.734%, 7/22/2027	641,565
1,900,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,638,462
1,250,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	1,194,479
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	476,071
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	483,135
250,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	232,399
300,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 3.350%, 4/25/2025	293,253
550,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	540,534
400,000	Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	398,290
500,000	Citigroup, Inc., 4.125%, 7/25/2028	480,517
250,000	Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	229,791
1,400,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	1,196,620
480,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	463,402
500,000	Citigroup, Inc., Sr. Unsecd. Note, 3.700%, 1/12/2026	488,054
250,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	241,887
500,000	Citigroup, Inc., Sr. Unsecd. Note, 4.075%, 4/23/2029	481,653
90,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	75,460
300,000	Comerica, Inc., 3.800%, 7/22/2026	282,283
500,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	489,941
140,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	135,467
250,000	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	231,054
300,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	297,939
200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	184,471
750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	606,296
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.640%, 2/24/2028	231,855
Annual Shareholder Report
9

Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$1,250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	$ 1,204,119
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	484,000
500,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	491,073
240,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	205,420
220,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	226,981
1,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	926,618
1,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	834,690
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	423,156
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.845%, 6/14/2025	496,097
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.323%, 4/26/2028	492,796
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.452%, 12/5/2029	490,360
410,000	M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	396,001
250,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	236,983
320,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	344,468
550,000	Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	506,329
1,000,000	Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	970,046
210,000	Morgan Stanley, Sr. Unsecd. Note, 5.123%, 2/1/2029	211,073
500,000	Morgan Stanley, Sr. Unsecd. Note, 6.342%, 10/18/2033	539,386
500,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	408,311
165,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	144,343
500,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	474,620
500,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.068%, 1/24/2034	489,485
200,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	204,405
330,000	Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	314,788
700,000	State Street Corp., Sr. Unsecd. Note, 3.300%, 12/16/2024	689,153
65,000	State Street Corp., Sr. Unsecd. Note, 4.421%, 5/13/2033	63,231
1,200,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,153,889
300,000	Synovus Financial Corp., Sr. Unsecd. Note, 5.200%, 8/11/2025	295,266
200,000	Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	190,974
500,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	437,961
500,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	482,079
400,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	387,620
250,000	US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	257,992
1,250,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	1,149,293
1,320,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	1,253,781
235,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	236,158
750,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	687,271
250,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	243,254
1,000,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	864,596
	TOTAL	32,989,637
	Financial Institution - Broker/Asset Mgr/Exchange—1.8%
500,000	Charles Schwab Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	491,166
220,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	214,319
500,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.625%, 10/15/2031	414,490
200,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	210,166
245,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	239,532
595,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	600,071
390,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.250%, 7/18/2024	386,245
	TOTAL	2,555,989
	Financial Institution - Finance Companies—2.0%
205,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	187,263
Annual Shareholder Report
10

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$ 500,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.300%, 1/30/2032	$ 435,339
550,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	539,011
700,000		Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	644,254
550,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	520,641
140,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	143,737
180,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	186,048
250,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 2/9/2027	240,090
		TOTAL	2,896,383
		Financial Institution - Insurance - Health—1.1%
645,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	574,924
200,000		The Cigna Group, Sr. Unsecd. Note, 4.375%, 10/15/2028	198,478
400,000		The Cigna Group, Sr. Unsecd. Note, 5.685%, 3/15/2026	400,326
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	399,310
		TOTAL	1,573,038
		Financial Institution - Insurance - Life—1.2%
350,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	331,283
350,000		CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	361,132
550,000		Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	486,511
172,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	220,471
290,000	[2]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	283,947
		TOTAL	1,683,344
		Financial Institution - Insurance - P&C—0.5%
250,000		CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	239,519
95,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	90,989
300,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	397,079
		TOTAL	727,587
		Financial Institution - REIT - Apartment—0.8%
395,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	377,657
115,000	[2]	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	102,907
320,000		Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	259,639
500,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	474,990
		TOTAL	1,215,193
		Financial Institution - REIT - Healthcare—1.3%
445,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	356,461
710,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	691,284
375,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	326,847
500,000		Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	451,496
		TOTAL	1,826,088
		Financial Institution - REIT - Office—0.8%
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	250,511
480,000		Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	466,920
80,000		Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	68,708
120,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	83,502
250,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 9.250%, 7/20/2028	264,260
		TOTAL	1,133,901
		Financial Institution - REIT - Other—0.7%
320,000		ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	315,047
275,000		WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	232,608
450,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	448,136
		TOTAL	995,791
Annual Shareholder Report
11

Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Retail—0.6%
$ 725,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	$ 639,843
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	216,394
	TOTAL	856,237
	Sovereign—0.4%
510,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	548,233
	Technology—5.2%
125,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	121,551
340,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	333,397
666,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	650,751
135,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	118,633
250,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	241,489
250,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	234,135
215,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	220,498
250,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	257,640
150,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.850%, 7/15/2025	151,532
250,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	219,955
500,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	489,252
225,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	231,886
175,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	172,138
100,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	90,972
310,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	306,132
750,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	715,024
500,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	466,556
825,000	Oracle Corp., Sr. Unsecd. Note, 2.300%, 3/25/2028	752,227
230,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	247,597
260,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	253,360
400,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	428,303
600,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	585,837
265,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	242,471
	TOTAL	7,531,336
	Technology Services—0.7%
255,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	233,950
320,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	294,121
300,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	276,349
90,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	79,220
145,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	124,355
	TOTAL	1,007,995
	Transportation - Airlines—0.1%
215,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	215,104
	Transportation - Railroads—0.6%
500,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	463,948
500,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	466,904
	TOTAL	930,852
	Transportation - Services—1.9%
735,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	662,897
315,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	258,724
215,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	199,459
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	229,930
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	244,473
300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	306,734
350,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	322,663
Annual Shareholder Report
12

Principal Amount		Value
	CORPORATE BONDS—continued
	Transportation - Services—continued
$ 590,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	$ 583,681
	TOTAL	2,808,561
	Utility - Electric—5.2%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	301,321
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	169,546
125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	106,859
500,000	Berkshire Hathaway Energy Co., 3.500%, 2/1/2025	492,493
130,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, Series WI, 4.050%, 4/15/2025	128,646
250,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	243,055
560,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	550,950
400,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	355,695
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	494,015
200,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	207,087
190,000	Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	185,242
500,000	Enel Finance America LLC, Sr. Unsecd. Note, 144A, 7.100%, 10/14/2027	533,904
330,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	300,746
385,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	367,548
500,000	Exelon Corp., Sr. Unsecd. Note, Series WI, 2.750%, 3/15/2027	471,201
240,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	227,981
260,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	259,701
600,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.000%, 2/28/2030	606,918
500,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.490%, 5/15/2027	481,778
45,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	45,906
245,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	219,194
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	241,316
300,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series B, 3.750%, 5/15/2027	293,070
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	138,014
108,000	Wisconsin Energy Corp., Sr. Unsecd. Note, 3.550%, 6/15/2025	105,130
	TOTAL	7,527,316
	Utility - Natural Gas—0.8%
280,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	234,811
395,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	395,774
500,000	Sempra Energy, Sr. Unsecd. Note, 3.250%, 6/15/2027	474,211
	TOTAL	1,104,796
	TOTAL CORPORATE BONDS (IDENTIFIED COST $147,202,169)	140,451,338
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
251	Federal Home Loan Mortgage Corp., Pool C01051, 8.000%, 9/1/2030	266
	Government National Mortgage Association—0.0%
707	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	724
1,041	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	1,071
1,364	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	1,396
2,143	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	2,194
1,812	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,869
351	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	361
1,366	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,421
4,777	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	4,930
3,565	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	3,688
Annual Shareholder Report
13

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$ 8,225	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	$ 8,521
	TOTAL	26,175
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $25,613)	26,441
	REPURCHASE AGREEMENTS—2.5%
2,350,000	Interest in $1,800,000,000 joint repurchase agreement 5.34%, dated 12/29/2023 under which Bank of Montreal will repurchase securities provided as collateral for $1,801,068,000 on 1/2/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2073 and the market value of those underlying securities was $1,855,100,040.	2,350,000
1,172,315	Interest in $1,800,000,000 joint repurchase agreement 5.34%, dated 12/29/2023 under which Bank of Montreal will repurchase securities provided as collateral for $1,801,068,000 on 1/2/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2073 and the market value of those underlying securities was $1,855,100,040 (purchased with proceeds from securities lending collateral).	1,172,315
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $3,522,315)	3,522,315
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $150,750,097)[3]	144,000,094
	OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	494,704
	TOTAL NET ASSETS—100%	$144,494,798
At December 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 10-Year Long Futures	10	$1,128,906	March 2024	$37,082
United States Treasury Notes 10-Year Ultra Long Futures	38	$4,484,594	March 2024	$177,953
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$215,035
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
14

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$140,451,338	$—	$140,451,338
Mortgage-Backed Securities	—	26,441	—	26,441
Repurchase Agreements	—	3,522,315	—	3,522,315
TOTAL SECURITIES	$—	$144,000,094	$—	$144,000,094
Other Financial Instruments:[1]
Assets	$215,035	$—	$—	$215,035

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.81	$11.26	$11.82	$11.31	$10.65
Income From Investment Operations:
Net investment income (loss)[1]	0.29	0.25	0.25	0.28	0.31
Net realized and unrealized gain (loss)	0.30	(1.27)	(0.42)	0.58	0.68
Total From Investment Operations	0.59	(1.02)	(0.17)	0.86	0.99
Less Distributions:
Distributions from net investment income	(0.26)	(0.27)	(0.29)	(0.32)	(0.33)
Distributions from net realized gain	—	(0.16)	(0.10)	(0.03)	(0.00)[2]
Total Distributions	(0.26)	(0.43)	(0.39)	(0.35)	(0.33)
Net Asset Value, End of Period	$10.14	$9.81	$11.26	$11.82	$11.31
Total Return[3]	6.14%	(9.28)%	(1.40)%	8.12%	9.44%
Ratios to Average Net Assets:
Net expenses[4]	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	2.94%	2.44%	2.17%	2.50%	2.79%
Expense waiver/reimbursement[5]	0.08%	0.07%	0.06%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$132,027	$134,757	$162,034	$170,912	$167,625
Portfolio turnover[6]	15%	15%	27%	24%	21%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.79	$11.23	$11.79	$11.28	$10.62
Income From Investment Operations:
Net investment income (loss)[1]	0.26	0.22	0.22	0.26	0.28
Net realized and unrealized gain (loss)	0.30	(1.26)	(0.42)	0.57	0.68
Total From Investment Operations	0.56	(1.04)	(0.20)	0.83	0.96
Less Distributions:
Distributions from net investment income	(0.23)	(0.24)	(0.26)	(0.29)	(0.30)
Distributions from net realized gain	—	(0.16)	(0.10)	(0.03)	(0.00)[2]
Total Distributions	(0.23)	(0.40)	(0.36)	(0.32)	(0.30)
Net Asset Value, End of Period	$10.12	$9.79	$11.23	$11.79	$11.28
Total Return[3]	5.85%	(9.46)%	(1.66)%	7.86%	9.17%
Ratios to Average Net Assets:
Net expenses[4]	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income	2.69%	2.19%	1.92%	2.25%	2.54%
Expense waiver/reimbursement[5]	0.08%	0.07%	0.06%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,468	$12,873	$16,287	$18,302	$18,776
Portfolio turnover[6]	15%	15%	27%	24%	21%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Assets and Liabilities
December 31, 2023

Assets:
Investment in securities, at value including $1,137,289 of securities loaned (identified cost $150,750,097)	$144,000,094
Cash	660
Due from broker (Note 2)	135,250
Income receivable	1,361,982
Receivable for shares sold	301,295
Total Assets	145,799,281
Liabilities:
Payable for shares redeemed	49,460
Payable for variation margin on futures contracts	3,518
Payable for collateral due to broker for securities lending (Note 2)	1,172,315
Payable for investment adviser fee (Note 5)	6,029
Payable for administrative fee (Note 5)	921
Payable for auditing fees	23,664
Payable for distribution services fee (Note 5)	2,633
Accrued expenses (Note 5)	45,943
Total Liabilities	1,304,483
Net assets for 14,247,902 shares outstanding	$144,494,798
Net Assets Consist of:
Paid-in capital	$149,061,379
Total distributable earnings (loss)	(4,566,581)
Total Net Assets	$144,494,798
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$132,026,874 ÷ 13,016,079 shares outstanding, no par value, unlimited shares authorized	$10.14
Service Shares:
$12,467,924 ÷ 1,231,823 shares outstanding, no par value, unlimited shares authorized	$10.12
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Operations
Year Ended December 31, 2023

Investment Income:
Interest	$5,342,339
Net income on securities loaned (Note 2)	13,609
TOTAL INCOME	5,355,948
Expenses:
Investment adviser fee (Note 5)	872,629
Administrative fee (Note 5)	120,046
Custodian fees	8,898
Transfer agent fees	14,844
Directors’/Trustees’ fees (Note 5)	1,927
Auditing fees	29,581
Legal fees	10,675
Portfolio accounting fees	87,247
Distribution services fee (Note 5)	31,570
Printing and postage	22,043
Miscellaneous (Note 5)	28,179
TOTAL EXPENSES	1,227,639
Waiver of investment adviser fee (Note 5)	(112,700)
Net expenses	1,114,939
Net investment income	4,241,009
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(1,148,494)
Net realized loss on futures contracts	(461,395)
Net change in unrealized depreciation of investments	5,728,418
Net change in unrealized depreciation of futures contracts	229,492
Net realized and unrealized gain (loss) on investments and futures contracts	4,348,021
Change in net assets resulting from operations	$8,589,030
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Changes in Net Assets

Year Ended December 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,241,009	$3,828,050
Net realized gain (loss)	(1,609,889)	(677,538)
Net change in unrealized appreciation/depreciation	5,957,910	(19,480,310)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,589,030	(16,329,798)
Distributions to Shareholders:
Primary Shares	(3,525,781)	(5,969,547)
Service Shares	(302,937)	(565,684)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,828,718)	(6,535,231)
Share Transactions:
Proceeds from sale of shares	6,077,305	6,380,104
Net asset value of shares issued to shareholders in payment of distributions declared	3,828,715	6,535,227
Cost of shares redeemed	(17,801,451)	(20,741,748)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,895,431)	(7,826,417)
Change in net assets	(3,135,119)	(30,691,446)
Net Assets:
Beginning of period	147,629,917	178,321,363
End of period	$144,494,798	$147,629,917
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Notes to Financial Statements
December 31, 2023
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Quality Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Shareholder Report
21

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $112,700 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report
22

Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and sector/asset class risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $6,592,607 and $525,459, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of December 31, 2023, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$1,137,289	$1,172,315
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$(215,035)*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Shareholder Report
23

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(461,395)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$229,492
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 12/31/2023		Year Ended 12/31/2022
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	600,606	$5,898,833	602,659	$6,152,032
Shares issued to shareholders in payment of distributions declared	363,483	3,525,780	581,827	5,969,547
Shares redeemed	(1,684,684)	(16,501,494)	(1,835,220)	(18,635,582)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(720,595)	$(7,076,881)	(650,734)	$(6,514,003)
	Year Ended 12/31/2023		Year Ended 12/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	18,252	$178,472	21,948	$228,072
Shares issued to shareholders in payment of distributions declared	31,230	302,935	55,135	565,680
Shares redeemed	(133,109)	(1,299,957)	(211,485)	(2,106,166)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(83,627)	$(818,550)	(134,402)	$(1,312,414)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(804,222)	$(7,895,431)	(785,136)	$(7,826,417)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income[1]	$3,828,718	$4,304,512
Long-term capital gains	$—	$2,230,719

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of December 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$4,240,239
Net unrealized depreciation	$(6,750,003)
Capital loss carryforwards	$(2,056,817)
TOTAL	$(4,566,581)

2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
At December 31, 2023, the cost of investments for federal tax purposes was $150,750,097. The net unrealized depreciation of investments for federal tax purposes was $6,750,003. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $808,775 and unrealized depreciation from investments for those securities having an excess of cost over value of $7,558,778. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for mark-to-market of futures contracts.
Annual Shareholder Report
24

As of December 31, 2023, the Fund had a capital loss carryforward of $2,056,817 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$207,915	$1,848,902	$2,056,817
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended December 31, 2023, the Adviser voluntarily waived $112,700 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2023, the annualized fee paid to FAS was 0.083% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2023, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$31,570
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2023, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.74% and 0.99% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Annual Shareholder Report
25

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2023, were as follows:
Purchases	$20,902,178
Sales	$28,610,686
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2023, the Fund had no outstanding loans. During the year ended December 31, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2023, there were no outstanding loans. During the year ended December 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2023, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Shareholder Report
26

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Insurance Series and the Shareholders of Federated Hermes Quality Bond Fund II:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Quality Bond Fund II (the Fund), a portfolio of Federated Hermes Insurance Series, including the portfolio of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 15, 2024
Annual Shareholder Report
27

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2023	Ending Account Value 12/31/2023	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,042.10	$3.81
Service Shares	$1,000	$1,040.10	$5.09
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.48	$3.77
Service Shares	$1,000	$1,020.21	$5.04

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.74%
Service Shares	0.99%
Annual Shareholder Report
28

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2023, the Trust comprised six portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 101 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about the Trust and the Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: September 1993
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial
Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated
Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated
Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania,
Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities
Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and
Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company,
Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD;
Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
 Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee and Chair of the Board of Directors or Trustees of the Federated Hermes Fund
Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Member of the Compensation Committee, Equifax, Inc.;
Lead Director, Member of the Audit and Nominating and Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

Annual Shareholder Report
29

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Emerita,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as Director of the Office of Church Relations and later as Associate
General Secretary for the Diocese of Pittsburgh, a member of the Superior Court of Pennsylvania and as a Professor of Law,
Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania and previously served on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural
Rules Committee. Judge Lally-Green was then appointed by the Supreme Court of Pennsylvania and currently serves on the
Judicial Ethics Advisory Board. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State
Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director, CNX Resources Corporation (natural gas).
Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High
Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, Saint Vincent College; Director and
Chair, North Catholic High School, Inc.; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; and Director and
Vice Chair, Saint Francis University.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee and Chair of the Audit Committee of the Federated Hermes Fund Family; Sole
Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief
Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and
Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston,
MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and
Director, The Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Senior Vice President for Legal
Affairs, General Counsel and Secretary of Board of Directors, Duquesne University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and Secretary of Board of Directors and Director
of Risk Management and Associate General Counsel, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment,
Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC Mercy
Hospital, and as a member of the Board of Directors of Catholic Charities, Pittsburgh.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

Annual Shareholder Report
30

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Director and Vice President,
Federated Hermes, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, and Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
CEO of Passport Research, Ltd.; Director and President, Technology, Federated Services Company.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Hermes Fund Family;
Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated
Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd.
(investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior
Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and
Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012
Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial
Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

Annual Shareholder Report
31

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Quality Bond Fund II (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and
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Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
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Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2022, the Fund’s performance fell below the Performance Peer Group median for the one-year and three-year periods, and was above the Performance Peer Group median for the five-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Quality Bond Fund II (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
■ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
■ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Quality Bond Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916884
CUSIP 313916785
G00433-14 (2/24)
© 2024 Federated Hermes, Inc.

Annual Shareholder Report
December 31, 2023

Federated Hermes Fund for U.S. Government Securities II

A Portfolio of Federated Hermes Insurance Series
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2023 through December 31, 2023. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Fund for U.S. Government Securities II (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2023, was 4.19%. The Fund’s custom benchmark (“Blended Index”),1 which consists of a 67%/33% blend of the Bloomberg US Mortgage-Backed Securities Index (“BMBS”) and the Bloomberg US Government Bond Index returned 4.74% for the same period. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses not reflected in the total return of the Blended Index.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the Blended Index included: (a) interest rate strategy; (b) security selection; and (c) sector allocation.
The following discussion will focus on the performance of the Fund relative to the Blended Index.
MARKET OVERVIEW
The Federal Reserve (the “Fed”) tightened monetary policy after four of the first five Federal Open Market Committee (FOMC) meetings of the reporting period. However, in an indication that the federal funds target rate was sufficiently high and progress in the fight against inflation had been made, the Fed maintained the federal funds target rate in a range of 5.25%-5.50% over the final three committee meetings. While the federal funds target rate held steady in the latter stages of the reporting period, quantitative tightening continued as the Fed’s securities portfolio continued to shrink. U.S. Treasury holdings contracted as securities matured while scheduled and unscheduled principal paydowns of mortgage loans resulted in reduced holdings of mortgage-backed securities (MBS).2 The higher federal funds target rate and quantitative tightening combined to produce significantly tighter monetary policy.
While the year-over-year Treasury yield changes did not indicate dramatic changes, intra-period market volatility was significant. For example, the 5-year Treasury yield declined 16 basis points during the reporting period, however, the security traded in a yield range which spanned 160 basis points. As the federal funds target rate stabilized in the latter portion of the fiscal year, investor confidence that rate hikes were complete, or nearly so, increased and a rally in rates and spread sectors ensued.
Treasury yields declined and mortgage-to-Treasury spreads contracted significantly as investor demand for MBS was robust at historically wide spreads. While MBS posted positive excess return for the reporting period, performance lagged in other credit sectors including investment-grade corporates and high yield. Nonetheless, MBS excess return performance was its best since 2013.
During the reporting period, the 2-year U.S. Treasury yield decreased 18 basis points to yield 4.25% and the 10-year U.S. Treasury yield was unchanged to yield 3.88%.3
Interest rate strategy (DURATION AND YIELD CURVE)
The Fund increased effective duration4 relative to the BMBS in anticipation of lower market yields. Additionally, exposure to various points on the yield curve were adjusted due to expectations for yield changes at select maturities. The timing of such tactical interest rate strategy moves was inopportune and did not perform as expected. Interest rate strategy –encompassing both effective duration and yield curve- made a negative contribution to Fund performance during the reporting period. The Fund used derivatives5 as a tool to assist in managing Fund duration and yield curve exposure.6 The principal derivatives the Fund used for these purposes were Treasury futures contracts. For the reporting period, the use of futures contracts negatively contributed to Fund performance relative to the benchmark.
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SECURITY SELECTION
Security selection, notably in government-guaranteed mortgage securities, proved beneficial and aided Fund performance.
Sector ALLOCATION
An overweight position in agency MBS as well as allocations in non-agency residential MBS and commercial MBS were beneficial. Overall, sector allocation made a positive contribution to Fund performance.
1
 The Bloomberg US Mortgage-Backed Securities Index (BMBS) and the Bloomberg US Government Bond Index (BGI) returned 5.05% and 4.09%, respectively. The Blended Index is being used for comparison purposes because, although it is not the Fund’s broad-based securities market index, the Fund’s Adviser believes it more closely reflects the market sectors in which the Fund invests. The Fund’s broad-based securities market index is the BMBS. Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Blended Index.
2
 The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
3
 Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
4
 Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
5
 The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
6
 The yield curve is a graph showing the comparative yields of securities in a particular class according to maturity. Securities on the long end of the yield curve have longer maturities.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Fund for U.S. Government Securities II (the “Fund”) from December 31, 2013 to December 31, 2023, compared to the Bloomberg US Mortgage-Backed Securities Index (BMBS),2 the Bloomberg US Government Bond Index (BGI)3 and a blended index comprised of 67% BMBS and 33% BGI (“Blended Index”).2,3 The Average Annual Total Return table below shows returns averaged over the stated periods.
GROWTH OF A $10,000 INVESTMENT
Growth of $10,000 as of December 31, 2023

Average Annual Total Returns for the Period Ended 12/31/2023
	1 Year	5 Years	10 Years
Fund	4.19%	-0.11%	0.85%
BMBS	5.05%	0.25%	1.38%
BGI	4.09%	0.56%	1.27%
Blended Index	4.74%	0.37%	1.35%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
1
 The Fund’s performance assumes the reinvestment of all dividends and distributions. The BMBS, BGI and Blended Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2
 The BMBS covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
 The BGI is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
3

Portfolio of Investments Summary Table (unaudited)
At December 31, 2023, the Fund’s portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	65.9%
U.S. Treasury Securities	17.6%
Non-Agency Mortgage-Backed Securities	7.1%
Asset-Backed Securities	4.0%
U.S. Government Agency Commercial Mortgage-Backed Securities	4.0%
Derivative Contracts[2]	0.1%
Cash Equivalents[3]	0.9%
Other Assets and Liabilities—Net[4]	0.4%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
4

Portfolio of Investments
December 31, 2023
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—65.5%
	Federal Home Loan Mortgage Corporation—19.1%
$5,852,187	2.000%, 1/1/2052	$ 4,802,622
1,755,448	2.000%, 1/1/2052	1,457,073
1,403,594	2.500%, 9/1/2050	1,207,680
1,215,484	2.500%, 1/1/2052	1,047,725
2,517,718	2.500%, 4/1/2052	2,171,407
417,937	3.500%, 6/1/2052	389,148
1,362,319	3.500%, 7/1/2052	1,264,539
51,600	4.000%, 12/1/2047	49,637
574,068	4.000%, 9/1/2052	543,755
471,409	4.000%, 11/1/2052	447,106
1,141,456	4.500%, 11/1/2037	1,135,712
159,851	5.000%, 1/1/2034	161,968
50,140	5.000%, 5/1/2034	50,788
37,231	5.000%, 4/1/2036	37,832
13,613	5.000%, 5/1/2036	13,826
8,264	5.000%, 6/1/2036	8,398
33,668	5.000%, 6/1/2040	34,309
280,654	5.500%, 5/1/2034	287,343
11,195	5.500%, 12/1/2035	11,514
63,426	5.500%, 2/1/2036	65,372
45,170	5.500%, 5/1/2036	46,500
3,009	5.500%, 5/1/2036	3,107
5,004	5.500%, 5/1/2036	5,158
3,320	5.500%, 6/1/2036	3,429
864	5.500%, 6/1/2036	891
40,918	5.500%, 11/1/2037	42,259
75,510	5.500%, 1/1/2038	77,952
334,788	5.500%, 5/1/2038	339,385
3,268	6.000%, 1/1/2032	3,339
10,798	6.000%, 2/1/2032	11,067
44,712	6.000%, 4/1/2036	46,407
5,230	6.000%, 5/1/2036	5,429
127,198	6.000%, 6/1/2037	133,058
7,804	6.000%, 7/1/2037	8,141
2,651	6.500%, 3/1/2029	2,716
1,589	6.500%, 6/1/2029	1,629
950	6.500%, 7/1/2029	974
304	6.500%, 9/1/2029	312
737	7.000%, 12/1/2029	760
255	7.000%, 6/1/2030	263
97	7.000%, 11/1/2030	101
138,087	7.000%, 4/1/2032	144,825
5,143	7.500%, 1/1/2031	5,428
1,045	8.500%, 5/1/2030	1,103
108	9.000%, 2/1/2025	108
	TOTAL	16,072,095
	Federal National Mortgage Association—26.3%
2,110,907	2.000%, 7/1/2050	1,738,921
870,656	2.000%, 7/1/2051	716,140
1,860,417	2.000%, 8/1/2051	1,536,061
877,664	2.000%, 2/1/2052	720,258
Annual Shareholder Report
5

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$1,870,157	2.000%, 2/1/2052	$ 1,534,753
748,059	2.000%, 2/1/2052	616,235
584,959	2.500%, 10/1/2051	502,213
829,613	2.500%, 1/1/2052	708,241
696,563	2.500%, 3/1/2052	592,915
35,269	3.000%, 2/1/2047	32,031
560,618	3.000%, 2/1/2048	500,914
1,836,032	3.000%, 2/1/2048	1,661,155
816,085	3.000%, 5/1/2051	723,436
1,503,883	3.000%, 2/1/2052	1,335,734
1,096,900	3.000%, 6/1/2052	978,884
1,440,377	3.500%, 8/1/2037	1,387,569
1,461,920	3.500%, 9/1/2037	1,408,323
524,716	3.500%, 12/1/2046	488,301
326,092	3.500%, 12/1/2047	305,540
809,018	3.500%, 1/1/2048	749,435
934,338	3.500%, 11/1/2050	875,233
613,767	3.500%, 6/1/2052	567,221
122,621	4.500%, 10/1/2041	122,413
841,087	4.500%, 2/1/2053	816,152
121,327	5.000%, 7/1/2034	122,980
14,131	5.000%, 11/1/2035	14,339
67,364	5.500%, 9/1/2034	69,139
24,931	5.500%, 1/1/2036	25,668
35,000	5.500%, 4/1/2036	36,049
959,614	5.500%, 6/1/2053	964,174
1,120	6.000%, 7/1/2029	1,138
882	6.000%, 5/1/2031	903
5,112	6.000%, 5/1/2036	5,317
84,176	6.000%, 7/1/2036	87,791
2,049	6.000%, 7/1/2036	2,136
22,140	6.000%, 9/1/2037	23,111
18,751	6.000%, 11/1/2037	19,630
11,471	6.000%, 12/1/2037	11,952
1,200	6.500%, 6/1/2029	1,231
96	6.500%, 6/1/2029	98
91	6.500%, 7/1/2029	93
140	6.500%, 7/1/2029	143
1,803	6.500%, 7/1/2029	1,847
108	6.500%, 7/1/2029	111
72	6.500%, 8/1/2029	74
2,900	6.500%, 9/1/2030	2,985
12,419	6.500%, 6/1/2031	12,850
9,587	6.500%, 4/1/2032	9,974
11	7.000%, 2/1/2024	11
1,042	7.000%, 10/1/2029	1,075
8,822	7.000%, 10/1/2029	9,121
3,127	7.000%, 11/1/2030	3,256
67,367	7.000%, 4/1/2032	70,615
366	7.500%, 8/1/2028	378
103	7.500%, 9/1/2028	107
2,574	7.500%, 2/1/2030	2,707
1,261	8.000%, 7/1/2030	1,335
	TOTAL	22,120,416
Annual Shareholder Report
6

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—20.1%
$1,814,368	2.000%, 6/20/2052	$ 1,535,206
2,637,659	2.500%, 6/20/2051	2,313,991
575,455	3.000%, 11/20/2047	527,777
956,224	3.500%, 1/20/2048	894,217
503,422	3.500%, 5/20/2052	466,845
970,697	4.000%, 10/20/2052	926,685
960,100	4.000%, 12/20/2052	916,493
189,746	4.500%, 6/20/2039	189,117
152,067	4.500%, 10/15/2039	150,396
215,167	4.500%, 8/20/2040	214,595
945,469	4.500%, 10/20/2052	923,452
110,988	5.000%, 7/15/2034	111,667
929,191	5.000%, 9/20/2052	925,252
905,755	5.500%, 10/20/2052	911,224
1,491,251	5.500%, 9/20/2053	1,500,255
6,961	6.000%, 4/15/2032	7,121
17,877	6.000%, 5/15/2032	18,481
66,000	6.000%, 4/15/2036	68,959
59,264	6.000%, 5/15/2036	61,908
16,114	6.000%, 7/20/2036	16,846
16,777	6.000%, 5/20/2037	17,589
98,941	6.000%, 7/20/2038	104,030
1,773,616	6.000%, 10/20/2052	1,802,637
1,991,083	6.000%, 10/20/2053	2,023,661
102	6.500%, 5/15/2024	102
302	6.500%, 6/15/2029	309
290	6.500%, 6/15/2031	289
2,196	6.500%, 7/20/2031	2,265
2,073	6.500%, 8/20/2031	2,137
18,336	6.500%, 10/15/2031	19,048
19,121	6.500%, 12/15/2031	19,828
2,009	6.500%, 4/15/2032	2,082
14,557	6.500%, 5/15/2032	15,136
130,891	6.500%, 5/15/2032	136,141
261	7.500%, 10/15/2029	272
2,013	7.500%, 3/20/2030	2,093
716	8.000%, 4/15/2030	753
	TOTAL	16,828,859
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $55,091,280)	55,021,370
	U.S. TREASURIES—17.6%
	U.S. Treasury Bonds—7.6%
1,000,000	2.750%, 8/15/2042	812,031
300,000	2.875%, 11/15/2046	240,609
1,750,000	3.375%, 5/15/2044	1,544,371
600,000	3.375%, 11/15/2048	523,875
500,000	3.625%, 5/15/2053	463,437
300,000	4.000%, 11/15/2052	296,672
500,000	4.125%, 8/15/2053	506,643
1,900,000	4.500%, 2/15/2036	2,026,766
	TOTAL	6,414,404
	U.S. Treasury Notes—10.0%
800,000	0.625%, 3/31/2027	719,061
2,400,000	0.625%, 11/30/2027	2,115,176
250,000	2.500%, 2/28/2026	241,264
Annual Shareholder Report
7

Principal Amount			Value
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$1,000,000		3.500%, 1/31/2028	$ 984,365
500,000		3.500%, 1/31/2030	489,258
750,000		3.875%, 12/31/2029	748,945
1,500,000		4.625%, 11/15/2026	1,523,966
1,500,000		4.875%, 10/31/2028	1,566,002
		TOTAL	8,388,037
		TOTAL U.S. TREASURIES (IDENTIFIED COST $14,686,556)	14,802,441
		COLLATERALIZED MORTGAGE OBLIGATIONS—7.5%
		Government National Mortgage Association—0.4%
350,836		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	329,816
		Non-Agency Mortgage-Backed Securities—7.1%
58,896		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	5,920
65,092		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	59,074
984,196		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	804,427
520,937		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	460,378
1,077,356	[1]	JP Morgan Mortgage Trust 2021-1, Class A11, 5.978% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	986,226
1,233,432		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	1,050,922
1,334,565		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	1,092,467
1,141,328		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	934,284
609,127		JP Morgan Mortgage Trust 2023-6, Class A2, 6.000%, 12/25/2053	610,745
		TOTAL	6,004,443
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $7,095,136)	6,334,259
		ASSET-BACKED SECURITIES—4.0%
		Auto Receivables—0.3%
266,082		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	261,423
		Single Family Rental Securities—1.1%
605,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	520,754
409,212		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	390,539
		TOTAL	911,293
		Student Loans—2.6%
165,088		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	150,005
341,933		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	305,225
179,637		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	164,527
610,664		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	516,025
781,681		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	674,033
418,606	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 6.576% (CME Term SOFR 1-Month +1.214%), 7/15/2053	414,410
		TOTAL	2,224,225
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,770,440)	3,396,941
		COMMERCIAL MORTGAGE-BACKED SECURITIES—4.0%
		Agency Commercial Mortgage-Backed Securities—4.0%
457,000		FHLMC REMIC, Series K151, Class A2, 3.800%, 10/25/2032	434,441
900,000		FHLMC REMIC, Series K512, Class A2, 5.000%, 11/25/2028	922,558
1,000,000		FHLMC REMIC, Series K750, Class A2, 3.000%, 9/25/2029	932,459
1,000,000		FHLMC REMIC, Series K754, Class A2, 4.940%, 11/25/2030	1,026,917
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,243,274)	3,316,375
Annual Shareholder Report
8

Principal Amount		Value
	REPURCHASE AGREEMENT—0.9%
$ 742,000
Interest in $1,800,000,000 joint repurchase agreement 5.34%, dated 12/29/2023 under which Bank of Montreal will repurchase securities provided as collateral for $1,801,068,000 on 1/2/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2073 and the market value of those underlying securities was $1,855,100,040.
(IDENTIFIED COST $742,000)
		$ 742,000
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $84,628,686)[2]	83,613,386
	OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	429,028
	TOTAL NET ASSETS—100%	$84,042,414
At December 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	12	$2,470,969	March 2024	$26,973
United States Treasury Notes 10-Year Long Futures	8	$903,125	March 2024	$29,665
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	7	$826,110	March 2024	$(6,250)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$50,388
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$55,021,370	$—	$55,021,370
U.S. Treasuries	—	14,802,441	—	14,802,441
Collateralized Mortgage Obligations	—	6,334,259	—	6,334,259
Asset-Backed Securities	—	3,396,941	—	3,396,941
Commercial Mortgage-Backed Securities	—	3,316,375	—	3,316,375
Repurchase Agreement	—	742,000	—	742,000
TOTAL SECURITIES	$—	$83,613,386	$—	$83,613,386
Other Financial Instruments:[1]
Assets	$56,638	$—	$—	$56,638
Liabilities	(6,250)	—	—	(6,250)
TOTAL OTHER FINANCIAL INSTRUMENTS	$50,388	$—	$—	$50,388

[1]	Other financial instruments are futures contracts.
Annual Shareholder Report
9

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.20	$10.71	$11.16	$10.87	$10.52
Income From Investment Operations:
Net investment income (loss)[1]	0.30	0.21	0.15	0.20	0.27
Net realized and unrealized gain (loss)	0.08	(1.54)	(0.38)	0.36	0.34
TOTAL FROM INVESTMENT OPERATIONS	0.38	(1.33)	(0.23)	0.56	0.61
Less Distributions:
Distributions from net investment income	(0.23)	(0.18)	(0.22)	(0.27)	(0.26)
Net Asset Value, End of Period	$9.35	$9.20	$10.71	$11.16	$10.87
Total Return[2]	4.19%	(12.55)%	(2.04)%	5.21%	5.90%
Ratios to Average Net Assets:
Net expenses[3]	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income	3.29%	2.12%	1.34%	1.79%	2.49%
Expense waiver/reimbursement[4]	0.14%	0.13%	0.09%	0.08%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$84,042	$91,840	$114,594	$130,306	$116,935
Portfolio turnover[5]	74%	122%	166%	139%	65%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[5]	65%	96%	31%	37%	61%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Assets and Liabilities
December 31, 2023

Assets:
Investment in securities, at value including (identified cost $84,628,686)	$83,613,386
Cash	640
Due from broker (Note 2)	18,219
Income receivable	331,834
Receivable for shares sold	143,634
Receivable for variation margin on futures contracts	2,749
Total Assets	84,110,462
Liabilities:
Payable for shares redeemed	17,999
Payable for investment adviser fee (Note 5)	3,089
Payable for administrative fee (Note 5)	536
Payable for custodian fees	9,878
Payable for portfolio accounting fees	26,406
Payable for printing and postage	6,194
Accrued expenses (Note 5)	3,946
Total Liabilities	68,048
Net assets for 8,988,357 shares outstanding	$84,042,414
Net Assets Consist of:
Paid-in capital	$94,085,620
Total distributable earnings (loss)	(10,043,206)
Total Net Assets	$84,042,414
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$84,042,414 ÷ 8,988,357 shares outstanding, no par value, unlimited shares authorized	$9.35
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Operations
Year Ended December 31, 2023

Investment Income:
Interest	$3,495,304
Expenses:
Investment adviser fee (Note 5)	514,306
Administrative fee (Note 5)	70,312
Custodian fees	18,043
Transfer agent fees	9,891
Directors’/Trustees’ fees (Note 5)	1,632
Auditing fees	27,562
Legal fees	10,582
Portfolio accounting fees	102,384
Printing and postage	20,217
Miscellaneous (Note 5)	21,801
TOTAL EXPENSES	796,730
Waiver of investment adviser fee (Note 5)	(123,932)
Net expenses	672,798
Net investment income	2,822,506
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(4,551,759)
Net realized loss on futures contracts	(159,968)
Net change in unrealized depreciation of investments	5,355,844
Net change in unrealized appreciation of futures contracts	50,388
Net realized and unrealized gain (loss) on investments and futures contracts	694,505
Change in net assets resulting from operations	$3,517,011
See Notes which are an integral part of the Financial Statements
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13

Statement of Changes in Net Assets

Year Ended December 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,822,506	$2,141,798
Net realized gain (loss)	(4,711,727)	(6,371,670)
Net change in unrealized appreciation/depreciation	5,406,232	(9,883,732)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,517,011	(14,113,604)
Distributions to Shareholders	(2,190,864)	(1,919,363)
Share Transactions:
Proceeds from sale of shares	4,904,033	10,329,104
Net asset value of shares issued to shareholders in payment of distributions declared	2,190,864	1,919,363
Cost of shares redeemed	(16,219,095)	(18,969,052)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,124,198)	(6,720,585)
Change in net assets	(7,798,051)	(22,753,552)
Net Assets:
Beginning of period	91,840,465	114,594,017
End of period	$84,042,414	$91,840,465
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Notes to Financial Statements
December 31, 2023
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Fund for U.S. Government Securities II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
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15

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense waiver of $123,932 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash
Annual Shareholder Report
16

based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,366,258 and $63,547, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of December 31, 2023, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$50,388

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(159,968)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$50,388
Annual Shareholder Report
17

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2023	Year Ended 12/31/2022
Shares sold	539,993	1,043,424
Shares issued to shareholders in payment of distributions declared	238,917	191,744
Shares redeemed	(1,773,813)	(1,949,011)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(994,903)	(713,843)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income	$2,190,864	$1,919,363
As of December 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$2,821,802
Net unrealized depreciation	$(1,015,300)
Capital loss carryforward	$(11,849,708)
TOTAL	$(10,043,206)
At December 31, 2023, the cost of investments for federal tax purposes was $84,628,686. The net unrealized depreciation of investments for federal tax purposes was $1,015,300. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,060,512 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,075,812. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for mark-to-market on futures contracts.
As of December 31, 2023, the Fund had a capital loss carryforward of $11,849,708 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$5,232,942	$6,616,766	$11,849,708
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended December 31, 2023, the Adviser voluntarily waived $123,932 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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18

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2023, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.78% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2023, were as follows:
Purchases	$1,389,454
Sales	$3,828,671
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2023, the Fund had no outstanding loans. During the year ended December 31, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2023, there were no outstanding loans. During the year ended December 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2023, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
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19

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Insurance Series and the Shareholders of Federated Hermes Fund for U.S. Government Securities II:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Fund for U.S. Government Securities II (the Fund), a portfolio of Federated Hermes Insurance Series, including the portfolio of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 15, 2024
Annual Shareholder Report
20

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2023	Ending Account Value 12/31/2023	Expenses Paid During Period[1]
Actual	$1,000	$1,027.50	$3.99
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.27	$3.97

1
Expenses are equal to the Fund’s annualized net expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Annual Shareholder Report
21

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2023, the Trust comprised six portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 101 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about the Trust and the Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: September 1993
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial
Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated
Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated
Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania,
Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities
Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and
Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company,
Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD;
Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
 Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee and Chair of the Board of Directors or Trustees of the Federated Hermes Fund
Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Member of the Compensation Committee, Equifax, Inc.;
Lead Director, Member of the Audit and Nominating and Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

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22

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Emerita,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as Director of the Office of Church Relations and later as Associate
General Secretary for the Diocese of Pittsburgh, a member of the Superior Court of Pennsylvania and as a Professor of Law,
Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania and previously served on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural
Rules Committee. Judge Lally-Green was then appointed by the Supreme Court of Pennsylvania and currently serves on the
Judicial Ethics Advisory Board. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State
Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director, CNX Resources Corporation (natural gas).
Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High
Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, Saint Vincent College; Director and
Chair, North Catholic High School, Inc.; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; and Director and
Vice Chair, Saint Francis University.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee and Chair of the Audit Committee of the Federated Hermes Fund Family; Sole
Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief
Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and
Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston,
MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and
Director, The Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Senior Vice President for Legal
Affairs, General Counsel and Secretary of Board of Directors, Duquesne University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and Secretary of Board of Directors and Director
of Risk Management and Associate General Counsel, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment,
Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC Mercy
Hospital, and as a member of the Board of Directors of Catholic Charities, Pittsburgh.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

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23

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Director and Vice President,
Federated Hermes, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, and Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
CEO of Passport Research, Ltd.; Director and President, Technology, Federated Services Company.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Hermes Fund Family;
Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated
Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd.
(investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior
Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and
Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012
Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial
Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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24

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Fund for U.S. Government Securities II (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and
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Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
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Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2023. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Shareholder Report
28

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Shareholder Report
29

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Fund for U.S. Government Securities II (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
■ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
■ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report
30

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Annual Shareholder Report
31

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916207
G00846-01 (2/24)
© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item: Thomas M. O'Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 – $199,938

Fiscal year ended 2022 - $190,417

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2023 - $57,553

Fiscal year ended 2022 - $28,340

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not Applicable
(b)	Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Insurance Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 15, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date February 15, 2024

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 15, 2024